                                                       1933 Act File No. 2-29786
                                                      1940 Act File No. 811-1704

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
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    Pre-Effective Amendment No.
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    Post-Effective Amendment No.   74  .....................        X
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                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X
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    Amendment No.   48  ....................................        X
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                      FEDERATED AMERICAN LEADERS FUND, INC.

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on May 27, 2005 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
    on _____________ pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii)
    on ____________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                   Copies To:

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                           Matthew G. Maloney, Esquire
                   Dickstein Shapiro Morin & Oshinsky, LLP
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                               2101 L Street, N.W.
                             Washington, D.C. 20037

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated American Leaders Fund, Inc.

PROSPECTUS

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May 31, 2005

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES

A mutual fund seeking growth of capital and of income by investing in common stocks and other securities of high-quality companies.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 7

What are the Specific Risks of Investing in the Fund? 9

What Do Shares Cost? 11

How is the Fund Sold? 21

How to Purchase Shares 22

How to Redeem and Exchange Shares 25

Account and Share Information 29

Who Manages the Fund? 32

Legal Proceedings 34

Financial Information 35

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high-quality companies. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

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The Fund pursues its investment objective by using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 50% of their industry in terms of revenues, are characterized by sound management, and have the ability to finance expected growth.

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WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Risks Relating to Investing for Value. Due to the Fund's value style of investing, the Fund's Share price may lag that of other funds using a different investment style.
  Sector Risks. Because the Fund may allocate relatively more of its assets to one or more industry sectors comprising the Standard & Poor's 500 Index (S&P 500) than to other sectors of the Index, the Fund's performance will be more susceptible to any developments which affect the sectors emphasized by the Fund.
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  Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards .
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart for the Fund's Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

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The Fund's Class A Shares total return for the three-month period from January 1, 2005 to March 31, 2005 was (1. 53)%.

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Within the period shown in the bar chart, the Fund's Class A Share highest quarterly return was 16.83% (quarter ended June 30, 2003). Its lowest quarterly return was (19.72)% (quarter ended September 30, 2002).

Average Annual Total Return Table

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The Average Annual Total Returns for the Fund's Class A, Class B, Class C, and Class F Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for Standard & Poor's 500/Barra Value Index ( S&P 500/Barra Value ), a broad-based market index, and the Lipper Large-Cap Value Average ( LLCVA ), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index or an average. Lipper averages represent the average of the total returns reported by all mutual funds as designated by Lipper, Inc. as falling in the respective categories indicated.

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(For the Periods Ended December 31, 2004)

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	1 Year	5 Years	10 Years
Class A Shares:
Return Before Taxes	3.56%	0.39%	10.67%
Return After Taxes on Distributions [1]	3.04%	(0.11)%	9.08%
Return After Taxes on Distributions and Sale of Fund Shares [1]	2.30%	0.09%	8.59%
Class B Shares:
Return Before Taxes	3.17%	0.38%	10.64%
Class C Shares:
Return Before Taxes	6.66%	0.57%	10.36%
Class F Shares:
Return Before Taxes	7.46%	1.33%	11.17%
S&P 500/Barra Value	15.69%	2.48%	11.70%
LLCVA	11.86%	3.17%	11.25%
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1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class B, Class C, and Class F Shares will differ from those shown above for Class A Shares. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

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What are the Fund's Fees and Expenses?

FEDERATED AMERICAN LEADERS FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class A, Class B, Class C, and Class F Shares.

Shareholder Fees	Class A	Class B	Class C	Class F
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	1.00%	1.00%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.65%	0.65%	0.65%	0.65%
Distribution (12b-1) Fee	None	0.75%	0.75%	None
Shareholder Services Fee	0.25%	0.25%	0.25%	0.25%
Other Expenses	0.26%	0.27%	0.28%	0.26%
Total Annual Fund Operating Expenses	1.16%	1.92% [3]	1.93%	1.16%

1 The percentages shown are based on expenses for the entire fiscal year ended March 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
2 The management fee equals the sum of 0.55% of the Fund's average daily net assets plus 4.50% of the Fund's gross income.
3 After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about last day of the following month. Class A Shares pay lower operating expenses than the Class B Shares.

EXAMPLE

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This Example is intended to help you compare the cost of investing in the Fund's Class A, Class B, Class C, and Class F Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class A, Class B, Class C, and Class F Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A, Class B, Class C, and Class F Shares operating expenses as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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Share Class	1 Year	3 Years	5 Years	10 Years
Class A:
Expenses assuming redemption	$ 662	$ 898	$1, 153	$1, 881
Expenses assuming no redemption	$ 662	$ 898	$1, 153	$1, 881
Class B:
Expenses assuming redemption	$ 745	$1, 003	$1, 237	$2, 046
Expenses assuming no redemption	$ 195	$ 603	$1, 037	$2, 046
Class C:
Expenses assuming redemption	$ 394	$ 700	$1, 131	$2, 331
Expenses assuming no redemption	$ 294	$ 700	$1, 131	$2, 331
Class F:
Expenses assuming redemption	$ 317	$ 565	$ 732	$1, 495
Expenses assuming no redemption	$ 217	$ 465	$ 732	$1, 495

What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, are characterized by sound management and have the ability to finance expected growth. The Fund's investment adviser (Adviser) attempts to identify good long-term values through disciplined investing and careful fundamental research. The Fund's holdings primarily will be in large capitalization companies that are in the top 50% of their industries with regard to revenues. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows the strategy discussion.

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Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser diversifies the Fund's investments, seeking to limit the Fund's risk exposure with respect to individual securities and industry sectors.

The Fund's Adviser performs traditional fundamental analysis to select securities for the Fund that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.

The Adviser uses the value style of investing, selecting securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Value stocks tend to pay higher dividends than other segments of the market. Because the Adviser uses the value style, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.

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The Adviser may invest in American Depositary Receipts (ADRs), which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. It may also invest directly in securities issued by a foreign company but traded in the United States. The Adviser invests primarily in the ADRs or securities of companies with significant operations within the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of U.S. companies.

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Because the Fund refers to American investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. equity or fixed-income investments.

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TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

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What are the Principal Securities in Which the Fund Invests?

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EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances, their value is tied more directly to the value of the issuer's business. The following describes the principal types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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ADRs and Domestically Traded Securities of Foreign Issuers

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American Depositary Receipts which are traded in U.S. markets, represent interest in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest directly in securities issued by foreign companies and traded in U.S. dollars in U.S. markets. The Fund invests in primarily in ADRs and securities of companies with significant operations within the United States.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices, or other assets or instruments. Some derivative contracts (such as futures, forwards, and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a "counterparty."

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate and stock market risks, and may also expose the fund to liquidity and leverage risks.

Futures Contracts

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Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded over-the-counter (OTC) are frequently referred to as "forward contracts ." The Fund can buy or sell financial futures and index futures.

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Options

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Options are rights to buy or sell an underlying asset or instrument for a specified price (the "exercise price") during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

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Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps and total return swaps.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

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  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business, or other developments which generally affect the sector.
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RISKS RELATING TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
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RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

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  Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards . Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive, and reliable as the information available concerning companies in the United States.
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RISKS OF INVESTING IN DERIVATIVES CONTRACTS

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  The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus or the Fund's Statement of Additional Information, such as stock market, liquidity, and leverage risks.
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What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV) plus any applicable front-end sales charge (public offering price). NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open .

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The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated."

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The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

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If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board.

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The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

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There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price or based on market quotations.

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The following table summarizes the minimum required investment amount and the maximum sales charge, if any, that you will pay on an investment in the Fund. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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		Maximum Sales Charges
Shares Offered	Minimum Initial/Subsequent Investment Amounts [1]	Front-End Sales Charge [2]	Contingent Deferred Sales Charge [3]
Class A	$1,500/$100	5.50%	0.00%
Class B	$1,500/$100	None	5.50%
Class C	$1,500/$100	1.00%	1.00%
Class F	$1,500/$100	1.00%	1.00%
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1 The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively. The minimum subsequent investment amounts for Systematic Investment Programs ( SIPs) is $50. Investment professionals may impose higher or lower minimum investment requirements on their customers than those imposed by the Fund. Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.

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2 Front-End Sales Charge is expressed as a percentage of public offering price. See "Sales Charge When You Purchase."

3 See "Sales Charge When You Redeem."

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As shown in the table above, each class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ( expense ratios ), as well as the compensation payable to investment professionals, also vary among the classes. Before you decide which class to purchase, you should review the different charges and expenses of each class carefully, in light of your personal circumstances, and consult with your investment professional.

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Among the important factors to consider are the amount you plan to invest and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares and Class F Shares. Among other ways, Class A Shares and Class F Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales charge and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and Class F Shares and comparable to those charged to Class B Shares.

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You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front- end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.

SALES CHARGE WHEN YOU PURCHASE

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The following table lists the sales charges which will be applied to your Share purchase, subject to the breakpoint discounts indicated in the table and described below:

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Class A Shares:
Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater [1]	0.00%	0.00%
Class C Shares:
All Purchases	1.00%	1.01%
Class F Shares:
Less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to Shares redeemed up to 24 months after purchase under certain investment programs where an investment professional received an advance payment on the transaction.


REDUCING THE SALES CHARGE WITH BREAKPOINT DISCOUNTS


Your investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Fund are indicated in the tables above. You or your investment professional must notify the Fund's Transfer Agent of eligibility for any applicable breakpoint discount at the time of purchase.


In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for you to inform your investment professional or the Transfer Agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (Qualifying Accounts). Qualifying Accounts mean those Share accounts in the Federated funds held directly or through an investment professional or a through a single-participant retirement account by you, your spouse, your parents (if you are under age 21) and/or your children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through "Section 529" college savings plans or those accounts which cannot be linked using TINs, SSNs, or BINs, are not Qualifying Accounts.


In order to verify your eligibility for a breakpoint discount, you will be required to provide to your investment professional or the Transfer Agent certain information on your New Account Form and may be required to provide account statements regarding Qualifying Accounts. If you purchase through an investment professional, you may be asked to provide additional information and records as required by the investment professional. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in your not receiving a breakpoint discount to which you are otherwise entitled. Breakpoint discounts apply only to your current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Shares offered in this prospectus, and the breakpoint discounts offered with respect to such Shares, are described in full in this prospectus. Because the prospectus is available on Federated's website free of charge, Federated does not disclose this information separately on the website.


Contingent upon notification to the Transfer Agent, the sales charge at purchase of Class A Shares and Class F Shares only, may be reduced or eliminated by:


Larger Purchases

  purchasing Class A or Class F Shares in greater quantities to reduce the applicable sales charge;

Concurrent and Accumulated Purchases

  combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on your additional Share purchase will be calculated by multiplying the maximum public offering price times the number of Class A, Class B, Class C, Class F, and Class K Shares of any Federated fund currently held in Qualifying Accounts and adding the dollar amount of your current purchase; or

Letter of Intent

  signing a letter of intent to purchase a qualifying amount of Class A or Class F Shares within 13 months. (Call your investment professional or the Fund for more information.) The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

ELIMINATING THE SALES CHARGE


Contingent upon notification to the Transfer Agent, the sales charge will be eliminated when you purchase Shares:

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
  within 120 days of redeeming Shares of an equal or greater amount;
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
  through a financial intermediary that did not receive a dealer reallowance on the purchase;
  with reinvested dividends or capital gains;
  as a shareholder that originally became a shareholder of the Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;
  as a Federated Life Member (Federated shareholders who originally were issued shares through the "Liberty Account," which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account) (Class A Shares only);
  as a Director or employee of the Fund, the Adviser, the Distributor and their affiliates, an employee of any investment professional that sells Shares according to a sales agreement with the Distributor, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or
  The sales charge will not be eliminated if you purchase Shares of the Fund through an exchange of Shares of Liberty U.S. Government Money Market Trust unless your Liberty Shares were acquired through an exchange of Shares on which the sales charge had previously been paid.

SALES CHARGE WHEN YOU REDEEM


Your redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).


To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

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  Shares that are not subject to a CDSC; and
  Shares held the longest. ( To determine the number of years your Shares have been held, include the time you held shares of other Federated funds that have been exchanged for Shares of this Fund.)

The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower .


Class A Shares:
If you make a purchase of Class A Shares in the amount of $1 million or more and your investment professional received an advance commission on the sale, you will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.

Class B Shares:
Shares Held Up To:		CDSC
1 Year		5.50%
2 Years		4.75%
3 Years		4.00%
4 Years		3.00%
5 Years		2.00%
6 Years		1.00%
7 Years or More 		0.00%
Class C Shares:
You will pay a 1% CDSC if you redeem Shares within 12 months of the purchase date.
Class F Shares:
Purchase Amount	Shares Held	CDSC
Up to $2 million	4 years or less	1.00%
$2 -but less than $5 million	2 years or less	0.50%
$5 million or more	1 year or less	0.25%

If your investment qualifies for a reduction or elimination of the CDSC, you or your investment professional must notify the Transfer Agent at the time of redemption. If the Transfer Agent is not notified, the CDSC will apply.

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

Contingent upon notification to the Transfer Agent, you will not be charged a CDSC when redeeming Shares:

  following the death of the last surviving shareholder on the account or your post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);
  representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2;
  purchased within 120 days of a previous redemption of Shares, to the extent that the value of the Shares purchased was equal to or less than the value of the previous redemption;
  purchased by Directors and employees of the Fund, the Adviser, the Distributor and their affiliates, by employees of an investment professional that sells Shares according to a sales agreement with the Distributor, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;
  purchased through an investment professional that did not receive an advance commission on the purchase;
  purchased with reinvested dividends or capital gains;
  redeemed by the Fund when it closes an account for not meeting the minimum balance requirements;
  purchased pursuant to the exchange privilege if the Shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange);

Class B Shares only

  which are qualifying redemptions of Class B Shares under a Systematic Withdrawal Program; and

Class F Shares only

  representing a total or partial distribution from a qualified plan, which does not include account transfers, rollovers, or redemptions for the purpose of reinvestment. For these purposes, qualified plan does not include an Individual Retirement Account, Keogh Plan, or custodial account following retirement.

How is the Fund Sold?


The Fund offers five Share classes: Class A Shares, Class B Shares, Class C Shares, Class F Shares, and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class A Shares, Class B Shares, Class C Shares, and Class F Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.


The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to individuals, directly or through investment professionals, as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of common stocks and other securities of high-quality companies.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN


The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Class B Shares and Class C Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.


SERVICE FEES


The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS


The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.


These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.


How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.


Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check ), you automatically will receive Class A Shares.


THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.


An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.


BY SYSTEMATIC INVESTMENT PROGRAM (SIP)


Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.


THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees


Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.


The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information-Frequent Trading Policies."


SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM


You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income. Generally, it is not advisable to continue to purchase Class A Shares, Class C Shares, and Class F Shares subject to a sales charge while redeeming Shares using this program.


Systematic Withdrawal Program (SWP) on Class B Shares

You will not be charged a CDSC on SWP redemptions if:

  you redeem 12% or less of your account value in a single year;
  you reinvest all dividends and capital gains distributions; and
  your account has at least a $10,000 balance when you establish the SWP. (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)

You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS


You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION


The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.


FREQUENT TRADING POLICIES


Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.


The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.


The Fund's objective is that its fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.


PORTFOLIO HOLDINGS INFORMATION


Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.


To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.


You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semi-annual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.


Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.


PORTFOLIO MANAGEMENT INFORMATION


William Dierker


William Dierker has been the primary Portfolio Manager of the Fund since October 2004. Mr. Dierker joined Federated in September 2004 as a Senior Portfolio Manager/Senior Vice President of the Fund's adviser. Mr. Dierker was a Senior Portfolio Manager and Managing Director of the value equity team at Banc One Investment Advisers from April 2003 to September 2004. He served as an Investment Officer with Nationwide Insurance Enterprise from March 1998 through September 1999; as Vice President, Equity Securities with Nationwide from September 1999 to January 2002; and as Vice President/Portfolio Manager with Gartmore Global Investments, a subsidiary of Nationwide, from January 2002 to April 2003. Mr. Dierker is a Chartered Financial Analyst. He received his B.S.B.A. in accounting from Xavier University.


Kevin R. McCloskey


Kevin R. McCloskey has been designated as a back-up Portfolio Manager for the Fund, and as such does not have primary responsibility for the day-to-day management of the Fund's portfolio. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.


The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.55% of the Fund's average daily net assets plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

Gross income includes, in general, discounts earned on U.S. Treasury bills and agency discount notes, interest earned on all interest-bearing obligations, and dividend income recorded on the ex-dividend date but does not include capital gains or losses or reduction for expenses.

Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ( Funds ) from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.

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Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders.

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Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

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Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.56		$17.23		$23.41		$23.68		$24.74
Income From Investment Operations:
Net investment income	0.26		0.24		0.23		0.17		0.25
Net realized and unrealized gain (loss) on investments	0.98		6.33		(6.19)		(0.06)		(0.28)
TOTAL FROM INVESTMENT OPERATIONS	1.24		6.57		(5.96)		0.11		(0.03)
Less Distributions:
Distributions from net investment income	(0.34)		(0.24)		(0.22)		(0.14)		(0.24)
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.34)		(0.24)		(0.22)		(0.38)		(1.03)
Net Asset Value, End of Period	$24.46		$23.56		$17.23		$23.41		$23.68
Total Return [1]	5.29	% [2]	38.28%		(25.50)%		0.42%		(0.17)%

Ratios to Average Net Assets:
Expenses	1.16	% [3]	1.21	% [3]	1.18	% [3]	1.12%		1.16%
Net investment income	1.11%		1.12%		1.13%		0.73%		1.04%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,577,454		$1,562,277		$1,139,851		$1,626,954		$1,648,584
Portfolio turnover	58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return. (See Notes to Financial Statements, Note 5.)

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the years ended March 31, 2005, 2004, and 2003 are 1.16%, 1.19%, and 1.17%, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2005, which can be obtained free of charge.

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.61		$17.22		$23.28		$23.59		$24.67
Income From Investment Operations:
Net investment income (loss)	0.11		0.09		0.07		(0.01)		0.07
Net realized and unrealized gain (loss) on investments	0.96		6.31		(6.13)		(0.06)		(0.28)
TOTAL FROM INVESTMENT OPERATIONS	1.07		6.40		(6.06)		(0.07)		(0.21)
Less Distributions:
Distributions from net investment income	(0.16)		(0.01)		--		--		(0.08)
Distributions from net realized gain on investments	--		--				(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.16)		(0.01)		--		(0.24)		(0.87)
Net Asset Value, End of Period	$24.52		$23.61		$17.22		$23.28		$23.59
Total Return [1]	4.52	% [2]	37.19%		(26.03)%		(0.36)%		(0.90)%

Ratios to Average Net Assets:
Expenses	1.92	% [3]	1.96	% [3]	1.93	% [3]	1.87%		1.91%
Net investment income (loss)	0.34%		0.38%		0.38%		(0.02)%		0.31%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$798,138		$991,586		$850,023		$1,421,563		$1,510,064
Portfolio turnover	58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return. (See Notes to Financial Statements, Note 5.)

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the years ended March 31, 2005, 2004, and 2003 are 1.92%, 1.94%, and 1.92%, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2005, which can be obtained free of charge.

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.63		$17.22		$23.29		$23.60		$24.68
Income From Investment Operations:
Net investment income (loss)	0.09		0.09		0.07		(0.01)		0.07
Net realized and unrealized gain (loss) on investments	0.97		6.33		(6.14)		(0.06)		(0.27)
TOTAL FROM INVESTMENT OPERATIONS	1.06		6.42		(6.07)		(0.07)		(0.20)
Less Distributions:
Distributions from net investment income	(0.16)		(0.01)		--		--		(0.09)
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.16)		(0.01)		--		(0.24)		(0.88)
Net Asset Value, End of Period	$24.53		$23.63		$17.22		$23.29		$23.60
Total Return [1]	4.48	% [2]	37.26%		(26.06)%		(0.36)%		(0.88)%

Ratios to Average Net Assets:
Expenses	1.93	% [3]	1.96	% [3]	1.93	% [3]	1.87%		1.91%
Net investment income (loss)	0.33%		0.37%		0.38%		(0.02)%		0.29%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$121,085		$126,806		$105,820		$168,012		$176,693
Portfolio turnover	58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return. (See Notes to Financial Statements, Note 5.)

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio for the years ended March 31, 2005, 2004, and 2003 are 1.93%, 1.94%, and 1.92%, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2005, which can be obtained free of charge.

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended March 31	2005		2004		2003		2002		2001
Net Asset Value, Beginning of Period	$23.53		$17.21		$23.37		$23.65		$24.71
Income From Investment Operations:
Net investment income	0.28		0.25		0.25		0.18		0.27
Net realized and unrealized gain (loss) on investments	0.95		6.31		(6.19)		(0.08)		(0.30)
TOTAL FROM INVESTMENT OPERATIONS	1.23		6.56		(5.94)		0.10		(0.03)
Less Distributions:
Distributions from net investment income	(0.34)		(0.24)		(0.22)		(0.14)		(0.24)
Distributions from net realized gain on investments	--		--		--		(0.24)		(0.79)
TOTAL DISTRIBUTIONS	(0.34)		(0.24)		(0.22)		(0.38)		(1.03)
Net Asset Value, End of Period	$24.42		$23.53		$17.21		$23.37		$23.65
Total Return [1]	5.27	% [2]	38.29%		(25.46)%		0.37%		(0.17)%

Ratios to Average Net Assets:
Expenses	1.16	% [3]	1.19	% [3]	1.18	% [3]	1.12%		1.16%
Net investment income	1.11%		1.15%		1.13%		0.73%		1.07%
Expense waiver/reimbursement [4]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$66,364		$71,908		$57,804		$95,918		$104,302
Portfolio turnover	58%		29%		25%		30%		23%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.05% on total return. (See Notes to Financial Statements, Note 5.)

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the years ended March 31, 2005, 2004, and 2003 are 1.15%, 1.17%, and 1.17%, respectively, after taking into account these expense reductions.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated May 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Investment Company Act File No. 811-1704

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

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Cusip 313914103
Cusip 313914202
Cusip 313914301
Cusip 313914400

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G01085-01 (5/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Investors 50 Years of Growth & Innovation

Federated American Leaders Fund, Inc.

PROSPECTUS

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May 31, 2005

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CLASS K SHARES

A mutual fund seeking growth of capital and of income by investing in common stocks and other securities of high-quality companies.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 4

What are the Fund's Investment Strategies? 5

What are the Principal Securities in Which the Fund Invests? 6

What are the Specific Risks of Investing in the Fund? 9

What Do Shares Cost? 10

How is the Fund Sold? 12

How to Purchase Shares 13

How to Redeem and Exchange Shares 15

Account and Share Information 18

Who Manages the Fund? 21

Legal Proceedings 23

Financial Information 24

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is to seek growth of capital and of income by concentrating the area of investment decision in the securities of high-quality companies. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by using the value style of investing to select primarily equity securities of large capitalization companies that are in the top 50% of their industry in terms of revenues, are characterized by sound management and have the ability to finance expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

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  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Risks Relating to Investing for Value. Due to the Fund's value style of investing, the Fund's Share price may lag that of other funds using a different investment style.
  Sector Risks. Because the Fund may allocate relatively more of its assets to one or more industry sectors comprising the Standard & Poor's 500 Index (S&P 500) than to other sectors of the Index, the Fund's performance will be more susceptible to any developments which affect the sectors emphasized by the Fund.
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  Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in American Depositary Receipts (ADRs) and other domestically traded securities of foreign companies, the Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards .
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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation , the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

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The Fund's Class K Shares is a new class of shares, and commenced operation on April 8, 2003. The Fund offers four other classes of shares, Class A Shares, Class B Shares, Class C Shares, and Class F Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown in the bar chart below is for the Fund's Class A Shares, adjusted to reflect the expenses of the Class K Shares. This performance information will help you to analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

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The Fund's Class K Shares are sold without a sales charge (load). The total returns shown in the bar chart above are based upon net asset value.

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The Fund's Class K Shares total return for the three-month period from January 1, 2005 to March 31, 2005 was (1. 63)%.

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Within the period shown in the bar chart, the Fund's Class A Shares highest quarterly return was 16. 69% (quarter ended June 30, 2003). Its lowest quarterly return was (19. 82)% (quarter ended September 30, 2002).

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Average Annual Total Return Table

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As previously discussed, the Fund's Class K Shares is a new class of shares, which commenced operations on April 8, 2003. Accordingly, for the period prior to the commencement of operations, the performance information shown in the Average Annual Total Return Table is for the Fund's Class A Shares, adjusted to reflect the expenses of the Class K Shares. Return Before Taxes is shown for the Fund's Class K Shares. In addition, Return After Taxes is shown to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. The table shows returns for the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Value), a broad-based market index, and the Lipper Large-Cap Value Average (LLCVA), an average of funds with similar investment objectives. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index or average. Lipper averages represent the average of the total returns reported by all mutual funds as designated by Lipper, Inc. as falling in the respective categories indicated.

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(For the Periods Ended December 31, 2004)

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	1 Year	5 Years	10 Years
Fund:
Return Before Taxes	 9. 03%	 1. 05%	 10.77%
Return After Taxes on Distributions [1]	 8. 64%	0. 69%	 9. 38%
Return After Taxes on Distributions and Sale of Fund Shares [1]	 5. 86%	0. 73%	 8. 84%
S&P 500/Barra Value	 15. 69%	 2. 48%	 11. 70%
LLCVA	 11. 86%	 3. 17%	 11. 25%

1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

What are the Fund's Fees and Expenses?

FEDERATED AMERICAN LEADERS FUND, INC.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Class K Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.65%
Distribution (12b-1) Fee	0.50%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.63%

1 The percentages shown are based on expenses for the entire fiscal year ended March 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.
2 The management fee equals the sum of 0.55% of the Fund's average daily net assets plus 4.50% of the Fund's gross income.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Class K Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Class K Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's Class K Shares operating expenses are as shown in the table remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$ 166
3 Years	$ 514
5 Years	$ 887
10 Years	$ 1, 933

What are the Fund's Investment Strategies?

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The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries are characterized by sound management and have the ability to finance expected growth. The Fund's investment adviser (Adviser) attempts to identify good long-term values through disciplined investing and careful fundamental research. The Fund's holdings primarily will be in large capitalization companies that are in the top 50% of their industries with regard to revenues. A description of the various types of securities in which the Fund principally invests, and their risks, immediately follows the strategy discussion.

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Companies with similar characteristics may be grouped together in broad categories called sectors. The Adviser diversifies the Fund's investments, seeking to limit the Fund's risk exposure with respect to individual securities and industry sectors.

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The Fund's Adviser performs traditional fundamental analysis to select securities for the Fund that exhibit the most promising long-term value for the Fund's portfolio. In selecting securities, the Adviser focuses on the current financial condition of the issuing company, in addition to examining each issuer's business and product strength, competitive position, and management expertise. Further, the Adviser considers current economic, financial market, and industry factors, which may affect the issuing company. To determine the timing of purchases and sales of portfolio securities, the Adviser looks at recent stock price performance and the direction of current fiscal year earnings estimates of various companies.

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The Adviser uses the value style of investing, selecting securities of companies which are trading at discounts to their historic relationship to the market as well as to their expected growth. Value stocks tend to pay higher dividends than other segments of the market. Because the Adviser uses the value style, the price of the securities held by the Fund may not, under certain market conditions, increase as rapidly as stocks selected primarily for their growth attributes.

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The Adviser may invest in American Depositary Receipts (ADRs), which represent interests in underlying securities issued by a foreign company, but which are traded in the United States. It may also invest directly in securities issued by a foreign company but traded in the United States. The Adviser invests primarily in the ADRs or securities of companies with significant operations within the United States. Securities of foreign companies may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than those of U.S. companies.

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Because the Fund refers to American investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in U.S. equity or fixed-income investments.

TEMPORARY DEFENSIVE INVESTMENTS

The Fund may temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

What are the Principal Securities in Which the Fund Invests?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because in most instances, their value is tied more directly to the value of the issuer's business.The following describes the principal types of equity securities in which the Fund may invest:

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

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ADRs and Domestically Traded Securities of Foreign Issuers

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American Depositary Receipts which are traded in U.S. markets, represent interest in underlying securities issued by a foreign company and not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The Fund may also invest directly in securities issued by foreign companies and traded in U.S. dollars in U.S. markets. The Fund invests in primarily in ADRs and securities of companies with significant operations within the United States.

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DERIVATIVE CONTRACTS

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Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, commodities, currencies, financial indices, or other assets or instruments. Some derivative contracts (such as futures, forwards, and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset or instrument. The other party to a derivative contract is referred to as a counterparty.

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Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

Depending on how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset or instrument, derivative contracts may increase or decrease the Fund's exposure to interest rate and stock market risks, and may also expose the fund to liquidity and leverage risks.

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a commodity pool operator under that Act. Futures contracts traded over-the-counter (OTC) are frequently referred to as forward contracts. The Fund can buy or sell financial futures and index futures.

Options

Options are rights to buy or sell an underlying asset or instrument for a specified price (the exercise price) during, or at the end of, a specified period. The seller (or writer) of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. Options can trade on exchanges or in the OTC market and may be bought or sold on a wide variety of underlying assets or instruments, including financial indices, individual securities, and other derivative instruments, such as futures contracts.

Swaps

Swaps are contracts in which two parties agree to pay each other (swap) the returns derived from underlying assets with differing characteristics. Most swaps do not involve the delivery of the underlying assets by either party, and the parties might not own the assets underlying the swap. The payments are usually made on a net basis so that, on any given day, the Fund would receive (or pay) only the amount by which its payment under the contract is less than (or exceeds) the amount of the other party's payment. Swap agreements are sophisticated instruments that can take many different forms. Common types of swaps in which the Fund may invest include interest rate swaps and total return swaps.

What are the Specific Risks of Investing in the Fund?

STOCK MARKET RISKS

  The value of equity securities in the Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's Share price may decline.
  The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS

  Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect the sector.

RISKS RELATING TO INVESTING FOR VALUE

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
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RISKS OF INVESTING IN ADRS AND DOMESTICALLY TRADED SECURITIES OF FOREIGN ISSUERS

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  Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards . Foreign companies may not provide information as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing, and financial reporting standards or regulatory requirements comparable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
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RISKS OF INVESTING IN DERIVATIVES CONTRACTS

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  The Fund's use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with changes in the value of the underlying asset or if they are correlated, may move in the opposite direction than originally anticipated. Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Fund may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Fund to realize increased ordinary income or short-term capital gains (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts may also involve other risks described in this prospectus or the Fund's Statement of Additional Information, such as stock market, liquidity, and leverage risks.
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What Do Shares Cost?

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You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next calculated net asset value (NAV). The Fund's Class K Shares do not charge a front-end sales charge. NAV is determined as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund's current NAV and public offering price may be found in the mutual funds section of certain local newspapers under "Federated." The Fund generally values equity securities according to the last sale price reported by the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).

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If prices are not available from an independent pricing service, securities, and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial institution that deals in the security or contract.

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Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Fund's Board. The Fund may use the fair value of a security to calculate its NAV when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) the Fund's Adviser determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.

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Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which the Fund's NAV is computed. An event is considered significant if there is both an affirmative expectation that the security's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time as of which NAV is calculated.

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In some cases, events affecting the issuer of a portfolio security may be considered significant events. Announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company's operations or regulatory changes or market developments affecting the issuer's industry occurring between the time as of which the price of the portfolio security is determined and the close of trading on the NYSE are examples of potentially significant events. For securities of foreign issuers, such events could include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

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There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security's present value. Fair valuations generally remain unchanged until new information becomes available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued or based on market quotations.

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The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

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How is the Fund Sold?

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The Fund offers five Share classes: Class A Shares, Class B Shares, Class C Shares, Class F Shares, and Class K Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Class K Shares. All Share classes have different sales charges and other expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus generally to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans and IRA rollovers from such plans directly or through investment professionals. Class K Shares are generally available only to retirement plans where plan level omnibus accounts are held on the books of the Fund.

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When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

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RULE 12B-1 PLAN

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The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution, administration and customer servicing of the Fund's Class K Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

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SERVICE FEES

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The Fund may pay fees (Service Fees) to financial institutions or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial institutions directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial institutions.

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ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

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The Distributor may pay out of its own resources amounts (including items of material value) to certain financial institutions that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial institution or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial institution sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial institution. These payments may be in addition to payments made by the Fund to the financial institution under a Rule 12b-1 Plan and/or Service Fees arrangement. In connection with these payments, the financial institution may elevate the prominence or profile of the Fund and/or other Federated funds within the financial institution's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial institution's organization. You can ask your financial institution for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

You may purchase Shares through an investment professional, directly from the Fund, or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares.

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Where the Fund offers more than one Share class and you do not specify the class choice on your New Account Form or form of payment (e.g., Federal Reserve wire or check ), you automatically will receive Class A Shares.

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THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.
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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds , note your account number on the check, and send it to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from the same share class of another Federated fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM (SIP)

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the SIP section of the New Account Form or by contacting the Fund or your investment professional. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.
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Shares of the Fund may be redeemed for cash or exchanged for shares of the same class of other Federated funds on days on which the Fund computes its NAV. Redemption requests may be made by telephone or in writing.

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THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by simply calling the Fund at 1-800-341-7400.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem or exchange Shares by sending a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

The Federated Funds
66 Brooks Drive
Braintree, MA 02184

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

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Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

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  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.
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A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

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PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund into shares of the same class of another Federated fund. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

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The Fund may modify or terminate the exchange privilege at any time. In addition, the Fund may terminate your exchange privilege if your exchange activity is found to be excessive under the Fund's frequent trading policies. See "Account and Share Information - Frequent Trading Policies."

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SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

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You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends, and capital gains paid.

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DIVIDENDS AND CAPITAL GAINS

The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before the record date for a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the record date for a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

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ACCOUNTS WITH LOW BALANCES

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Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

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TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state, and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

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FREQUENT TRADING POLICIES

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Frequent or short-term trading into and out of the Fund can have adverse consequences for the Fund and shareholders who use the Fund as a long-term investment vehicle. Such trading in significant amounts can disrupt the Fund's investment strategies (e.g., by requiring it to sell investments at inopportune times or maintain excessive short-term or cash positions to support redemptions), increase brokerage and administrative costs and affect the timing and amount of taxable gains distributed by the Fund. Investors engaged in such trading may also seek to profit by anticipating changes in the Fund's NAV in advance of the time as of which NAV is calculated.

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The Fund's Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Fund's Shares. The Fund monitors trading in Fund Shares in an effort to identify disruptive trading activity. The Fund monitors trades into and out of the Fund within a period of 30 days or less. The size of Share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. The Fund may also monitor trades into and out of the Fund over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purchases or exchanges of Fund Shares. Whether or not the specific monitoring limits are exceeded, the Fund's management or the Adviser may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Fund and other shareholders and may preclude the shareholder from making further purchases or exchanges of Fund Shares. No matter how the Fund defines its limits on frequent trading of Fund Shares, other purchases and sales of Fund Shares may have adverse effects on the management of the Fund's portfolio and its performance.

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The Fund's objective is that its fees and restrictions on short-term trading should apply to all shareholders, regardless of the number or type of accounts in which Shares are held. However, the Fund anticipates that limitations on its ability to identify trading activity to specific shareholders, including where shares are held through intermediaries in multiple or omnibus accounts, will mean that these restrictions may not be able to be applied uniformly in all cases.

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PORTFOLIO HOLDINGS INFORMATION

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Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include identification of the Fund's top ten holdings, recent purchase and sale transactions and a percentage breakdown of the portfolio by sector.

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To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

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You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

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Who Manages the Fund?

The Board of Directors (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Equity Management Company of Pennsylvania. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides research, quantitative analysis, equity trading and transaction settlement and certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 133 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 179 billion in assets as of December 31, 2004. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 385 employees. Federated provides investment products to more than 5, 700 investment professionals and institutions.

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PORTFOLIO MANAGEMENT INFORMATION

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William Dierker

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William Dierker has been the primary Portfolio Manager of the Fund since October 2004. Mr. Dierker joined Federated in September 2004 as a Senior Portfolio Manager/Senior Vice President of the Fund's adviser. Mr. Dierker was a Senior Portfolio Manager and Managing Director of the value equity team at Banc One Investment Advisers from April 2003 to September 2004. He served as an Investment Officer with Nationwide Insurance Enterprise from March 1998 through September 1999; as Vice President, Equity Securities with Nationwide from September 1999 to January 2002; and as Vice President/Portfolio Manager with Gartmore Global Investments, a subsidiary of Nationwide, from January 2002 to April 2003. Mr. Dierker is a Chartered Financial Analyst. He received his B.S.B.A. in accounting from Xavier University.

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Kevin R. McCloskey

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Kevin R. McCloskey has been designated as a back-up Portfolio Manager for the Fund, and as such does not have primary responsibility for the day-to-day management of the Fund's portfolio. Mr. McCloskey joined Federated in 1999 as a Portfolio Manager and is a Vice President of the Fund's Adviser. From September 1994 to July 1999, he served as a portfolio manager, and from January 1994 to September 1994, he served as an investment/quantitative analyst at Killian Asset Management Corporation. Mr. McCloskey is a Chartered Financial Analyst. He received his M.B.A. from the University of Dayton.

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The Fund's SAI provides additional information about the Portfolio Manager's compensation, management of other accounts, and ownership of securities in the Fund.

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ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.55% of the Fund's average daily net assets plus 4.50% of the Fund's gross income. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Legal Proceedings

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Like many other mutual fund companies, in September 2003, Federated Investors, Inc., the parent company of the Federated funds' advisers and distributor (collectively, "Federated"), received detailed requests for information on shareholder trading activities in the Federated funds ("Funds") from the SEC, the New York State Attorney General, and the National Association of Securities Dealers. Since that time, Federated has received additional inquiries from regulatory authorities on these and related matters, and more such inquiries may be received in the future.

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As a result of these inquiries, Federated and the Funds have conducted an internal investigation of the matters raised, which revealed instances in which a few investors were granted exceptions to Federated's internal procedures for limiting frequent transactions and that one of these investors made an additional investment in another Federated fund. The investigation has also identified inadequate procedures which permitted a limited number of investors (including several employees) to engage in undetected frequent trading activities and/or the placement and acceptance of orders to purchase shares of fluctuating net asset value funds after the funds' closing times. Federated has issued a series of press releases describing these matters in greater detail and emphasizing that it is committed to compensating the Funds for any detrimental impact these transactions may have had on them. In that regard, on February 3, 2004, Federated and the independent directors of the Funds announced the establishment by Federated of a restoration fund that is intended to cover any such detrimental impact. The press releases and related communications are available in the "About Us" section of Federated's website at FederatedInvestors.com , and any future press releases on this subject will also be posted there.


Shortly after Federated's first public announcement concerning the foregoing matters, and notwithstanding Federated's commitment to taking remedial actions, Federated and various Funds were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders .


Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts.

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The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.


Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Share Class is shorter. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Deloitte & Touche LLP, whose report , along with the Fund's audited financial statements, is included in the Annual Report.

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Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended
	3/31/2005		3/31/2004	[1]
Net Asset Value, Beginning of Period	$23.57		$17.74
Income From Investment Operations:
Net investment income	0.17		0.13
Net realized and unrealized gain on investments	0.95		5.85
TOTAL FROM INVESTMENT OPERATIONS	1.12		5.98
Less Distributions:
Distributions from net investment income	(0.23)		(0.15)
Net Asset Value, End of Period	$24.46		$23.57
Total Return [2]	4.78	% [3]	33.76%

Ratios to Average Net Assets:
Expenses	1.63	% [4]	1.66	% [4,5]
Net investment income	0.64%		0.54	% [5]
Expense waiver/reimbursement [6]	0.00	% [7]	0.00	% [5,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$18,095		$3,082
Portfolio turnover	58%		29	% [8]

1 Reflects operations for the period from April 8, 2003 (start of performance) to March 31, 2004.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the Adviser, which had an impact of 0.04% on total return. (See Notes to Financial Statements, Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios for the year ended March 31, 2005 and period ended March 31, 2004 are 1.63%, and 1.64%, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended March 31, 2004.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated March 31, 2005, which can be obtained free of charge.

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A Statement of Additional Information (SAI) dated May 31, 2005, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management's Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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

These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.


You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Investment Company Act File No. 811-1704

Federated
World-Class Investment Manager

Federated American Leaders Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313914509

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28210 (5/ 05)

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Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

FEDERATED AMERICAN LEADERS FUND, INC.
STATEMENT OF ADDITIONAL INFORMATION

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MAY 31, 2005

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CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
CLASS F SHARES
CLASS K SHARES

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this
SAI in conjunction  with the  prospectuses  for Class A Shares,  Class B Shares,
Class C Shares,  Class F Shares and Class K Shares of Federated American Leaders
Fund, Inc.  (Fund),  dated May 31, 2005. This SAI  incorporates by reference the
Fund's Annual  Report.  Obtain the  prospectuses  or the Annual  Report  without charge by calling 1-800-341-7400.


CONTENTS
How is the Fund Organized?...............................
Securities in Which the Fund Invests.....................
What Do Shares Cost?.....................................
How is the Fund Sold?....................................
Exchanging Securities for Shares.........................
Subaccounting Services...................................
Redemption in Kind.......................................
Account and Share Information............................
Tax Information..........................................
Who Manages and Provides Services to the Fund?...........
How Does the Fund Measure Performance?...................
Who is Federated Investors, Inc.?........................
Financial Information....................................
Investment Ratings.......................................
Addresses................................................
Appendix.................................................


HOW IS THE FUND ORGANIZED?

The Fund is a  diversified  open-end,  management  investment  company  that was established under the laws of the State of Maryland on July 22, 1968.

The Board of Directors (the "Board") has  established  five classes of shares of the Fund,  known as Class A  Shares,  Class B  Shares,  Class C Shares,  Class F
Shares and Class K Shares  (Shares).  This SAI relates to all classes of Shares.
The  Fund's  investment  adviser  is  Federated  Equity  Management  Company  of
Pennsylvania   (Adviser).   Prior  to  January  1,  2004,  Federated  Investment
Management Company was the Adviser to the Fund. Both the current Adviser and the former  Adviser are wholly  owned  subsidiaries  of  Federated  Investors,  Inc.
(Federated).

SECURITIES IN WHICH THE FUND INVESTS

In  pursuing  its  investment  strategy,  the Fund may  invest in the  following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

Equity securities  represent a share of an issuer's  earnings and assets,  after the issuer  pays its  liabilities.  The Fund  cannot  predict the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities,  because in most instances their value is tied more directly to the value of the issuer's business.  The following  describes the types of equity  securities in which the
Fund may invest:

Common Stocks

Common  stocks  are  the  most  prevalent  type  of  equity   security.   Common
stockholders  receive the issuer's  earnings after the issuer pays its creditors and any preferred  stockholders.  As a result,  changes in an issuer's  earnings directly influence the value of its common stock.

Preferred Stocks

Holders of  preferred  stock have the right to receive  specified  dividends  or distributions  before the  issuer  makes  payments  on its  common  stock.  Some preferred stocks also participate in dividends and distributions  paid to common stockholders.  The issuer may, in certain  circumstances,  redeem the  preferred stock.  The Fund may treat such  redeemable  preferred  stock as a fixed  income security.

Interests in Other Limited Liability Companies

Entities such as limited  partnerships,  limited liability  companies,  business trusts and companies  organized  outside the United States may issue  securities comparable to common or preferred stock.

Real Estate Investment Trusts (REITs)

REITs  are real  estate  investment  trusts  that  lease,  operate  and  finance commercial real estate.  REITs are exempt from federal  corporate  income tax if they limit  their  operations  and  distribute  most of their  income.  Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

Warrants

Warrants  give the Fund the option to buy the issuer's  equity  securities  at a specified price (the exercise price) by a specified  future date (the expiration date).  The Fund may buy the designated  securities by paying the exercise price before the expiration  date.  Warrants may become  worthless if the price of the stock  does not rise  above the  exercise  price by the  expiration  date.  This increases the market risks of warrants as compared to the  underlying  security.
Rights are the same as  warrants,  except  companies  typically  issue rights to existing stockholders.

FIXED INCOME SECURITIES

Fixed income securities pay interest,  dividends or distributions at a specified rate.  The  rate  may  be a  fixed  percentage  of  the  principal  or  adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.

The following  describes the types of fixed income  securities in which the Fund may invest:

Treasury Securities

Treasury  securities  are direct  obligations  of the federal  government of the
United States.  Treasury  securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency  securities  are  issued  or  guaranteed  by a  federal  agency  or other government  sponsored  entity  (GSE) acting under  federal  authority.  Some GSE securities  are  supported  by the full faith and  credit of the United  States.
These include the  Government  National  Mortgage  Association,  Small  Business
Administration,  Farm Credit System Financial Assistance  Corporation,  Farmer's
Home  Administration,  Federal Financing Bank, General Services  Administration,
Department  of  Housing  and Urban  Development,  Export-Import  Bank,  Overseas
Private  Investment  Corporation,   and  Washington  Metropolitan  Area  Transit
Authority Bonds. Other GSE securities receive support through federal subsidies, loans or other  benefits.  For  example,  the U.S.  Treasury  is  authorized  to purchase  specified  amounts of securities  issued by (or  otherwise  make funds available  to) the Federal  Home Loan Bank System,  Federal  Home Loan  Mortgage
Corporation,  Federal  National  Mortgage  Association,  Student Loan  Marketing
Association, and Tennessee Valley Authority in support of such obligations.

A few GSE securities  have no explicit  financial  support,  but are regarded as having implied support because the federal government sponsors their activities.
These include the Farm Credit  System,  Financing  Corporation,  and  Resolution
Funding Corporation.

Investors regard agency securities as having low credit risks, but not as low as Treasury securities.
A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.

Corporate Debt Securities

Corporate  debt  securities  are fixed income  securities  issued by businesses.
Notes,  bonds,  debentures and commercial  paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.  The credit  risks of  corporate  debt  securities  vary widely among issuers.

In addition,  the credit risk of an issuer's debt security may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt  securities have a higher priority than lower ranking (subordinated) securities.  This means that the  issuer  might  not make  payments  on  subordinated  securities  while continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of senior  securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital  securities  notes,  also permit the issuer to defer payments under certain  circumstances.  For example,  insurance  companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER

Commercial  paper is an  issuer's  obligation  with a maturity of less than nine
months.   Companies   typically  issue  commercial  paper  to  pay  for  current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing  paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity  of  commercial  paper  reduces  both the market  and  credit  risks as compared to other debt securities of the same issuer.

DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand.  Other demand  instruments  require a third  party,  such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term  securities,  even though their stated maturity may extend beyond one year.

Zero Coupon Securities

Zero coupon  securities  do not pay interest or principal  until final  maturity unlike debt securities that provide periodic  payments of interest  (referred to as a coupon payment).  Investors buy zero coupon securities at a price below the amount payable at maturity.  The  difference  between the purchase price and the amount  paid at  maturity  represents  interest  on the  zero  coupon  security.
Investors  must wait until  maturity to receive  interest and  principal,  which increases the market and credit risks of a zero coupon security.  There are many forms of zero coupon securities.  Some are issued at a discount and are referred to as zero  coupon or  capital  appreciation  bonds.  Others  are  created  from interest  bearing  bonds by  separating  the right to receive the bond's  coupon payments  from the right to receive  the bond's  principal  due at  maturity,  a process known as coupon  stripping.  Treasury  STRIPs,  IOs and POs are the most common forms of stripped zero coupon  securities.  In addition,  some securities give the issuer the option to  deliver  additional  securities  in place of cash interest payments,  thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

CONVERTIBLE SECURITIES

Convertible  securities are fixed income securities that the Fund has the option to exchange for equity  securities at a specified  conversion  price. The option allows the Fund to realize  additional returns if the market price of the equity securities  exceeds the conversion  price. For example,  the Fund may hold fixed income  securities  that  are  convertible  into  shares  of  common  stock at a conversion  price of $10 per share.  If the market value of the shares of common stock  reached  $12,  the Fund  could  realize  an  additional  $2 per  share by converting its fixed income securities.

Convertible   securities  have  lower  yields  than   comparable   fixed  income
securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the
Fund to realize some of the  potential  appreciation  of the  underlying  equity securities with less risk of losing its initial investment.

The  Fund  treats  convertible  securities  as  both  fixed  income  and  equity securities for purposes of its investment  policies and limitations,  because of their unique characteristics.

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FOREIGN SECURITIES

Foreign  securities  are  securities of issuers based outside the United States.
The Fund considers an issuer to be based outside the United States if:

o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily  denominated in foreign currencies.  Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

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

Depositary Receipts

Depositary  receipts  represent  interests in underlying  securities issued by a foreign  company.  Depositary  receipts are not traded in the same market as the underlying  security.  The foreign  securities  underlying  American  Depositary
Receipts  (ADRs) are not traded in the United States.  ADRs provide a way to buy shares of  foreign-based  companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange  transactions.  The foreign securities  underlying  European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts  (IDRs),  are traded globally or outside the United States.  Depositary receipts  involve  many of the  same  risks of  investing  directly  in  foreign securities, including currency risks and risks of foreign investing.


DERIVATIVE CONTRACTS

Derivative contracts are financial  instruments that require payments based upon changes in the values of  designated  (or  underlying)  securities,  currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges.  In this case, the exchange sets all the terms of the contract except for the price.
Investors  make payments due under their  contracts  through the exchange.  Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange.  Parties to the contract make
(or collect) daily payments to the margin  accounts to reflect losses (or gains)
in the value of their  contracts.  This  protects  investors  against  potential defaults by the  counterparty.  Trading  contracts  on an  exchange  also allows investors to close out their contracts by entering into offsetting contracts.

For  example,  the Fund could  close out an open  contract  to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

The  Fund  may  also  trade  derivative  contracts   over-the-counter  (OTC)  in
transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

Depending  upon how the Fund uses  derivative  contracts  and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate and stock  market  risks,  and may also  expose the Fund to  liquidity  and leverage risks.  OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Fund may trade in the following types of derivative  contracts.

Futures Contracts

Futures  contracts  provide  for the future  sale by one party and  purchase  by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred  to as buying a  contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an underlying asset is commonly  referred to as selling a contract or holding a short position in the asset.  Futures  contracts are considered to be commodity contracts. The Fund has claimed an exclusion from the  definition  of the term  "commodity  pool  operator"  under  the  Commodity
Exchange Act and,  therefore,  is not subject to registration or regulation as a commodity  pool  operator  under  that Act.  Futures  contracts  traded  OTC are frequently referred to as forward contracts.  The Fund can buy or sell financial futures and index futures.

Options

Options  are  rights  to buy or sell an  underlying  asset or  instrument  for a specified  price (the  exercise  price)  during,  or at the end of, a  specified period.  The seller (or  writer) of the option  receives a payment,  or premium, from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises)  the option.  Options can trade on exchanges or in the OTC market and may be bought or sold on a wide  variety of  underlying  assets or  instruments,
including  financial  indices,   individual  securities,  and  other  derivative
instruments,  such as futures  contracts.  Options  that are  written on futures contracts  will be subject to margin  requirements  similar to those  applied to futures contracts.

The Fund may buy/sell the following types of options:

CALL OPTIONS

A call option  gives the holder  (buyer) the right to buy the  underlying  asset from the seller  (writer)  of the option.  The Fund may use call  options in the following ways:

o    Buy call  options on  indices,  individual  securities,  index  futures and financial  futures  in  anticipation  of an  increase  in the  value of the underlying asset or instrument; and

o    Write call  options on indices,  portfolio  securities,  index  futures and financial futures] to generate income from premiums, and in anticipation of a decrease or only limited  increase in the value of the underlying  asset.
     If a call written by the Fund is exercised,  the Fund foregoes any possible profit from an increase in the market  price of the  underlying  asset over the exercise price plus the premium received.

PUT OPTIONS

A put  option  gives the holder  the right to sell the  underlying  asset to the writer of the option. The Fund may use put options in the following ways:

o    Buy put  options on  indices,  individual  securities,  index  futures  and financial  futures  in  anticipation  of a  decrease  in the  value  of the underlying asset; and

o    Write put  options on  indices,  portfolio  securities,  index  futures and financial futures to generate income from premiums,  and in anticipation of an increase or only limited decrease in the value of the underlying  asset.
     In  writing  puts,  there is a risk that the Fund may be  required  to take delivery of the  underlying  asset when its current  market  price is lower than the exercise price.

The Fund may also buy or write options,  as needed, to close out existing option positions.

Swaps

Swaps are  contracts  in which two  parties  agree to pay each other  (swap) the returns  derived from  underlying  assets with differing  characteristics.  Most swaps do not involve the delivery of the underlying  assets by either party, and the parties  might not own the assets  underlying  the swap.  The  payments  are usually made on a net basis so that,  on any given day,  the Fund would  receive
(or pay) only the amount by which its  payment  under the  contract is less than
(or  exceeds)  the amount of the other  party's  payment.  Swap  agreements  are sophisticated instruments that can take many different forms, and are known by a variety of names including  caps,  floors,  and collars.  Common swap agreements that the Fund may use include:

INTEREST RATE SWAPS

Interest  rate swaps are  contracts  in which one party  agrees to make  regular payments  equal to a fixed or floating  interest  rate times a stated  principal amount of fixed income  securities,  in return for payments equal to a different fixed or floating rate times the same principal  amount,  for a specific period.
For  example,  a $10  million  LIBOR  swap  would  require  one party to pay the equivalent of the London Interbank Offer Rate of interest (which  fluctuates) on
$10 million principal amount in exchange for the right to receive the equivalent of a stated fixed rate of interest on $10 million principal amount.

TOTAL RATE OF RETURN SWAPS

Total  rate of return  swaps  are  contracts  in which one party  agrees to make payments of the total  return from the  underlying  asset  during the  specified period,  in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

SPECIAL TRANSACTIONS

Inter-Fund Borrowing and Lending Arrangements

The  Securities  and Exchange  Commission  (SEC) has granted an  exemption  that permits  the Fund and all other  funds  advised  by  subsidiaries  of  Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes  directly  to and from other  Federated  funds.  Participation  in this inter-fund lending program is voluntary for both borrowing and lending Federated funds,  and an inter-fund  loan is only made if it benefits  each  participating
Federated fund.  Federated Investors,  Inc. (Federated)  administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation  of  the  program.  Any  inter-fund  loan  must  comply  with  certain conditions set out in the exemption,  which are designed to assure  fairness and protect all participating Federated funds.

For  example,  inter-fund  lending  is  permitted  only (a) to meet  shareholder redemption  requests,  and (b) to meet commitments arising from "failed" trades.
All  inter-fund  loans  must be  repaid  in  seven  days  or  less.  The  Fund's participation  in this program must be consistent  with its investment  policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of  interest  to be  charged is more  attractive  to the lending  Federated fund than  market-competitive  rates on overnight  repurchase agreements (Repo Rate) and more attractive to the borrowing  Federated fund than the  rate of  interest  that  would  be  charged  by an  unaffiliated  bank  for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate  imposed on  inter-fund  loans is the average of the Repo Rate and the Bank
Loan Rate.

Repurchase Agreements

Repurchase  agreements are  transactions  in which a Fund buys a security from a dealer or bank and agrees to sell the  security  back at a mutually  agreed-upon time and price.  The  repurchase  price  exceeds the sale price,  reflecting  an agreed-upon  interest  rate  effective for the period the Fund owns the security subject  to  repurchase.  The  agreed-upon  interest  rate is  unrelated  to the interest  rate on the  underlying  security.  The  Funds  will only  enter  into repurchase  agreements with banks and other recognized  financial  institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

A Fund's  custodian  or  subcustodian  is  required  to take  possession  of the securities  subject to repurchase  agreements.  The Adviser or subcustodian will monitor the value of the  underlying  security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risk.

Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities,  and agrees to repurchase them at an agreed-upon time and price. A reverse  repurchase  agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition,  reverse repurchase  agreements create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price, regardless of the market value of the security at the time of repurchase.

Securities Lending

The Fund may lend  securities  from its portfolio to borrowers  that the Adviser deems creditworthy.  In return, the Fund receives cash or liquid securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the  equivalent  of any  dividends  or interest  received on the loaned securities.

The Fund  will  reinvest  cash  collateral  in  securities  that  qualify  as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower.  The
Fund will not have the right to vote on securities  while they are on loan,  but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative  and  custodial  fees  in  connection  with a loan  and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

Securities lending activities are subject to market risks and credit risks.

Asset Coverage

In order to secure its obligations in connection with special transactions,  the
Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily  marketable  securities with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily marketable assets to set aside,  it cannot  trade  assets used to secure such  obligations.  This may cause the Fund to miss favorable  trading  opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Fund.  The Fund's principal  risks are described in its  prospectus.  Additional  risk factors are outlined below.

EQUITY SECURITIES INVESTMENT RISKS

Stock Market Risks

o    The value of equity  securities in the Fund's portfolio will rise and fall.
     These  fluctuations  could be a sustained trend or a drastic movement.  The
     Fund's  portfolio  will reflect  changes in prices of individual  portfolio stocks or general  changes in stock  valuations.  Consequently,  the Fund's share price may decline.

o    The Adviser  attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However,  diversification will not protect the Fund against  widespread or prolonged declines in the stock market.

Sector Risks

o    Companies  with similar  characteristics  may be grouped  together in broad categories  called sectors.  Sector risk is the possibility  that a certain sector may  underperform  other  sectors  or the market as a whole.  As the
     Adviser  allocates  more of the Fund's  portfolio  holdings to a particular sector,  the Fund's  performance  will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks

o    Trading  opportunities  are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently,  the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment  opportunity,  any of which could have a negative  effect on the
     Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their price volatility.

o    Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o    OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

Risks Related to Investing for Value

o    Due to their  relatively  low  valuations,  value stocks are typically less volatile than growth stocks.  For instance,  the price of a value stock may experience a smaller increase on a forecast of higher earnings,  a positive fundamental  development,  or positive market development.  Further,  value stocks tend to have higher  dividends than growth  stocks.  This means they depend less on price  changes for returns and may lag behind  growth stocks in an up market.

Credit Risks

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
     Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Leverage Risks

o    Leverage risk is created when an investment  exposes the Fund to a level of risk that  exceeds  the  amount  invested.  Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

o    Investments  can have these same  results if their  returns  are based on a multiple of a specified index, security, or other benchmark.

Risks of Foreign Investing

o    Foreign  securities  pose  additional  risks  because  foreign  economic or political conditions may be less favorable than those of the United States.
     Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o    Foreign  companies  may  not  provide  information   (including   financial
     statements)  as  frequently  or to as great an extent as  companies  in the
     United States. Foreign companies may also receive less coverage than United
     States  companies by market analysts and the financial  press. In addition, foreign  countries  may lack uniform  accounting,  auditing  and  financial
     reporting  standards  or  regulatory   requirements   comparable  to  those
     applicable  to U.S.  companies.  These factors may prevent the Fund and its
     Adviser from obtaining information  concerning foreign companies that is as frequent,  extensive and reliable as the information  available  concerning companies in the United States.

o    Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect the  liquidity  of the Fund's investments.

FIXED INCOME SECURITIES INVESTMENT RISKS

Interest Rate Risks

o    Prices of fixed  income  securities  rise and fall in  response to interest rate changes in the interest  rate paid by similar  securities.  Generally, when interest rates rise, prices of fixed income securities fall.  However, market factors,  such as the demand for particular fixed income securities, may cause the price of certain  fixed income  securities  to fall while the prices of other securities rise or remain unchanged.

o    Interest  rate changes  have a greater  effect on the price of fixed income securities with longer  durations.  Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks

o    Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer  defaults,  the
     Fund will lose money.

o    Many fixed income  securities  receive credit ratings from services such as
     Standard &  Poor's and Moody's Investor  Services,  Inc. These services assign ratings to securities by assessing the likelihood of issuer default.
     Lower credit  ratings  correspond  to higher credit risk. If a security has not  received  a rating,  the Fund must rely  entirely  upon the  Adviser's credit assessment.

o    Fixed income  securities  generally  compensate  for greater credit risk by paying  interest at a higher rate.  The  difference  between the yield of a security  and the  yield  of a U.S.  Treasury  security  with a  comparable maturity  (the spread)  measures  the  additional  interest  paid for risk.
     Spreads may increase  generally  in response to adverse  economic or market conditions.  A security's spread may also increase if the security's rating is lowered,  or the security is perceived to have an increased credit risk.
     An increase in the spread will cause the price of the security to decline.

o    Credit  risk  includes  the  possibility  that  a  party  to a  transaction involving the Fund will fail to meet its obligations.  This could cause the
     Fund to lose the  benefit  of the  transaction  or  prevent  the Fund  from selling or buying other securities to implement its investment strategy.

Liquidity Risks

o    Trading  opportunities  are more limited for fixed income  securities  that
     have  not  received  any  credit  ratings,   have  received  ratings  below
     investment  grade or are not widely held.  These  features may make it more difficult  to  sell  or  buy a  security  at a  favorable  price  or  time.
     Consequently, the Fund may have to accept a lower price to sell a security, sell other  securities to raise cash or give up an investment  opportunity, any of which  could  have a  negative  effect  on the  Fund's  performance.
     Infrequent  trading of  securities  may also lead to an  increase  in their price volatility.

o    Liquidity risk also refers to the possibility that the Fund may not be able to sell a  security  when it wants  to. If this  happens,  the Fund will be required to continue to hold the security and the Fund could incur losses.

Risks Associated with Noninvestment Grade Securities

o    The Fund may invest in convertible securities rated below investment grade, also known as junk bonds.  Such  convertible  securities  generally  entail
     greater  market,   credit  and  liquidity   risks  than  investment   grade
     securities. For example, their prices are more volatile, economic downturns and financial  setbacks may affect their prices more negatively,  and their trading market may be more limited.

Call Risks

o    Call risk is the  possibility  that an  issuer  may  redeem a fixed  income security  before  maturity  (a call) at a price  below its  current  market price.  An increase in the  likelihood of a call may reduce the  security's price.

o    If a fixed  income  security is called,  the Fund may have to reinvest  the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Sector Risks

o    A substantial  part of the Fund's  portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, or with other similar characteristics.  As a result, the Fund will be more susceptible to any economic,  business,  political,  or other developments which generally affect these issuers.

RISKS OF INVESTING IN DERIVATIVES CONTRACTS

o    The Fund's use of derivative  contracts  involves risks  different from, or possibly  greater than, the risks  associated  with  investing  directly in securities and other traditional  investments.  First, changes in the value of the derivative contracts in which the Fund invests may not be correlated with  changes  in  the  value  of  the  underlying  asset  or if  they  are correlated, may move in the opposite direction than originally anticipated.
     Second, while some strategies involving  derivatives may reduce the risk of loss,  they may also reduce  potential  gains or, in some cases,  result in losses by  offsetting  favorable  price  movements in  portfolio  holdings.
     Third,  there is a risk that  derivatives  contracts  may be  mispriced  or improperly  valued  and, as a result,  the Fund may need to make  increased cash payments to the counterparty.  Finally, derivative contracts may cause the Fund to realize increased  ordinary income or short-term  capital gains
     (which are treated as ordinary income for Federal income tax purposes) and, as a result, may increase taxable distributions to shareholders. Derivative contracts  may also involve  other  risks,  such as stock  market,  credit, liquidity and leverage risks.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

The Fund's fundamental  investment objective is to seek growth of capital and of income by  concentrating  the area of investment  decision in the  securities of high-quality  companies.  The  investment  objective  may not be  changed by the
Fund's directors without shareholder approval.

Whenever deemed appropriate to the attainment of its investment  objective,  the
Fund may make  investments in a particular  industry which would result in up to
25% of its total assets, taken at market value, being invested in such industry.
If through  market  action the market value of the Fund's  assets  invested in a particular  industry  exceeds 25% of the market value of its total  assets,  the
Fund  will  not be  required  to  make  any  reduction  of its  holdings  in the particular industry.

INVESTMENT LIMITATIONS

Selling Short and Buying on Margin

The Fund  will not sell any  securities  short or  purchase  any  securities  on margin,  but it may  obtain  such  short-term  credits as may be  necessary  for clearance or purchase and sales of securities.

Borrowing Money

The Fund will not borrow  money  except  from banks as a  temporary  measure for extraordinary or emergency  purposes and then: (1) only in amounts not in excess of 5% of the value of its total  assets;  or (2) in an amount up to one-third of the value of its total assets,  including the amount borrowed,  in order to meet redemption requests without immediately  selling any portfolio  instruments.  In addition,  the Fund may enter into reverse  repurchase  agreements and otherwise borrow up to one-third of the value of its total  assets,  including  the amount borrowed,  in order to meet redemption  requests without immediately selling any portfolio  instruments.  The use of  repurchase  agreements  and  the  borrowing provision in (2) above, is not for investment  leverage but solely to facilitate management  of the  portfolio by enabling the Fund to meet  redemption  requests when the  liquidation of portfolio  instruments is deemed to be  inconvenient or disadvantageous.  Interest  paid on  borrowed  funds will not be  available  for investment  and will  reduce  net  income.  The  Fund  will  liquidate  any such borrowings  as soon as possible and may not purchase  any  portfolio  securities while the borrowings  are  outstanding.  However,  during the period any reverse repurchase  agreements  are  outstanding,  but only to the extent  necessary  to assure completion of the reverse repurchase  agreements,  the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate its securities.

Diversification of Investments

The Fund will not purchase the  securities of any issuer if such purchase at the time  thereof  would  cause  more than 5% of the total  assets  (taken at market value) to be invested in the securities of such issuer,  except U.S.  government securities as defined in the Investment Company Act of 1940 (1940 Act), and will not purchase more than 10% of any class of voting securities of any one issuer.

Investing in Securities of Other Investment Companies

The  Fund  will  not  purchase  securities  of  other  investment  companies  or investment trusts,  except by purchase in the open market where no commission or profit to a  sponsor  or  dealer  results  from  such  purchase  other  than the customary brokerage commissions or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation.

Investing In New Issuers

The Fund  will not  invest  more than 5% of its  total  assets  (taken at market value) in  securities of issuers which have a record of less than three years of continuous operation,  including,  however, in such three years the operation of any predecessor company or companies,  partnership,  or individual enterprise if the issuer whose securities are proposed as investment for funds of the Fund has come into existence as a result or a merger,  consolidation,  reorganization  or the purchase of substantially  all of the assets of such predecessor  company or companies, partnership or individual enterprise.

Investing in Issuers whose Securities are Owned by Officers of the Fund The Fund will not purchase or retain in its portfolio any securities  issued by an issuer any of whose officers,  directors, trustees or security holders is an officer or
Director  of the  Fund or is a  member,  officer,  director  or  trustee  of the investment adviser, if at the time of or after the purchase of the securities of such issuer by the Fund one or more of such persons owns  beneficially more than
1/2 of 1% of the shares or  securities,  or both (all taken at market  value) of such issuer and such persons  owning more than one-half of one percent (1/2%) of such  shares  or  together  own  beneficially  more  than 5% of such  shares  or securities, or both (all taken at market value).

Underwriting

The Fund will not  underwrite  or engage in agency  distribution  of  securities issued by others; provided, however, that this shall not be construed to prevent or  limit  in any  manner  the  power of the  Fund to  purchase  securities  for investment as herein provided.

Investing in Commodities or Real Estate

The Fund will not invest in commodities, commodity contracts, or real estate.

Lending Cash or Securities

The Fund will not lend any of its  assets  except  portfolio  securities.  (This shall not prevent the purchase or holding of U.S. government securities,  bonds, debentures,  notes,  certificates of indebtedness or other debt securities of an issuer,  repurchase  agreements  covering U.S. government  securities,  or other transactions which are permitted by the Fund's investment objective and policies or Articles of Incorporation.)

Acquiring Securities

The Fund will not purchase securities of a company for the purpose of exercising control or management. However, the Fund may invest in up to 10% of any class of the  voting  securities  of any one issuer and may  exercise  its voting  powers consistent  with the best  interests of the Fund. In addition,  the Fund,  other companies  advised  by the  Fund's  investment  adviser,  and  other  affiliated companies  may  together buy and hold  substantial  amounts of voting stock of a company and may vote together in regard to such company's affairs.  In some such cases,  the Fund and its affiliates  might  collectively  be considered to be in control  of such  company.  In some  cases,  the  Directors  and  other  persons associated with the Fund and its affiliates  might possibly become  directors of companies in which the Fund holds stock.

Concentration of Investments

The Fund will not invest  more than 25% of the value of its total  assets in any one industry.

Issuing Senior Securities

The Fund will not issue senior securities.

Investing in Restricted Securities

The Fund will not purchase restricted securities if immediately  thereafter more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities.

The above  limitations  cannot be changed unless  authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the
1940 Act.  The  following  limitations,  however,  may be  changed  by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

For  purposes  of the above  limitations,  the Fund  considers  certificates  of deposit and demand and time deposits  issued by a U.S. branch of a domestic bank or savings  association having capital,  surplus and undivided profits in excess of  $100,000,000  at the time of  investment  to be "cash  items."  Except  with respect to borrowing  money,  if a percentage  limitations  is adhered to at the time of investment,  a later  increase or decrease in percentage  resulting from any  change  in value or net  assets  will not  result  in a  violation  of such limitation.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

o    for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national  securities  exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and


o    for all other  securities at fair value as  determined  in accordance  with procedures established by and under the general supervision of the Board.


Prices  provided by  independent  pricing  services  may be  determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

TRADING IN FOREIGN SECURITIES

Trading in foreign  securities  may be  completed  at times  which vary from the closing of the New York Stock  Exchange  (NYSE).  In computing its NAV, the Fund values  foreign  securities at the latest closing price on the exchange on which they are traded  immediately  prior to the closing of the NYSE.  Certain foreign currency  exchange  rates may also be determined at the latest rate prior to the closing  of the NYSE.  Foreign  securities  quoted  in  foreign  currencies  are translated into U.S. dollars at current rates. Occasionally,  events that affect these  values and exchange  rates may occur  between the times at which they are determined  and the closing of the NYSE.  If such events  materially  affect the value of  portfolio  securities,  these  securities  may be valued at their fair value as  determined  in good faith by the  Fund's  Board,  although  the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may  differ  due to the  variance  in daily net income  realized by each class.  Such  variance  will  reflect  only accrued net income to which the shareholders of a particular class are entitled.

HOW IS THE FUND SOLD?

Under the  Distributor's  Contract  with the Fund,  the  Distributor  (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES

The Distributor  receives a front-end  sales charge on certain Share sales.  The
Distributor pays a portion of this charge to investment  professionals  that are eligible to receive it (the  "Dealer  Reallowance")  and  retains any  remaining portion of the front-end sales charge.

When an investment  professional's  customer  purchases  Shares,  the investment professional may receive a Dealer Reallowance as follows:
------------------------------------------------------------------------------

Class A Shares
                                           Dealer
                                        Reallowance
         Purchase Amount              as a percentage
                                             of
                                      Public Offering
                                           Price
        Less than $50,000                  5.00%
 $50,000 but less than $100,000            4.00%
 $100,000 but less than $250,000           3.25%
 $250,000 but less than $500,000           2.25%
$500,000 but less than $1 million          1.80%
      $1 million or greater                0.00%

------------------------------------------------------------------------------

Class C Shares
                                  Dealer Reallowance
                                  as a Percentage of
                                    Public Offering
                                         Price
    All Purchase Amounts                 1.00%

------------------------------------------------------------------------------

Class F Shares
                                         Dealer
                                      Reallowance
       Purchase Amount              as a Percentage
                                           of
                                    Public Offering
                                         Price
    Less than $1 million                 1.00%
    $1 million or greater                0.00%

ADVANCE COMMISSIONS
-------------------------------------------------------------------------
When an investment  professional's  customer  purchases  Shares,  the investment professional may receive an advance commission as follows:

Class A Shares (for purchases over $1 million)

                              Advance Commission
                              as a Percentage of
   Purchase Amount             Public Offering
                                    Price
First $1 million - $5               0.75%
       million
Next $5 million - $20               0.50%
       million
   Over $20 million                 0.25%

Advance  commissions  are  calculated  on a year by year basis  based on amounts invested  during that year.  Accordingly,  with respect to  additional  purchase amounts,  the  advance  commission  breakpoint  resets  annually  to  the  first breakpoint on the anniversary of the first purchase.
-------------------------------------------------------------------------

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent  purchases.  The above advance commission will be paid only on those purchases that were not previously  subject to a front-end sales charge or dealer advance  commission.  Certain retirement  accounts may not be eligible for this program.

                                                        Advance Commission
                                                        as a Percentage of
  Class B Shares                                       Public Offering Price
  All Purchase Amounts                                      Up to 5.50%
                                                        Advance Commission
                                                        as a Percentage of
  Class C Shares                                       Public Offering Price
  All Purchase Amounts                                         1.00%
  Class F Shares
                                                        Advance Commission
                                                        as a Percentage of
  Purchase Amount                                      Public Offering Price
  Less than $2 million                                         1.00%
  $2 million but less than                                     0.50%
  $5 million
  $5 million or greater                                        0.25%

-------------------------------------------------------------------------

RULE 12b-1 PLAN (CLASS B SHARES, CLASS C SHARES AND CLASS K SHARES)


As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor for activities  principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses  and sales  literature to  prospective  shareholders  and financial institutions)  and  providing  incentives to  investment  professionals  to sell
Shares.  The Plan is also designed to cover the cost of administrative  services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services,  recordkeeping  services and educational services, as well as the costs of implementing  and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with investment  professionals to perform activities covered by the Plan.  The Rule 12b-1 Plan is  expected  to benefit the Fund in a number of ways. For example,  it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio  management and Share  redemptions  and  possibly  helping  to  stabilize  or  reduce  other operating  expenses.  In addition,  the Plan is integral to the  multiple  class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.


The Fund may compensate the Distributor  more or less than its actual  marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares,  the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the  marketing-related  expenses the
Distributor  has incurred.  Therefore,  it may take the  Distributor a number of years to recoup these expenses.

Federated  and its  subsidiaries  may benefit from  arrangements  where the Rule
12b-1 Plan fees related to Class B Shares may be paid to third  parties who have
provided  the  funds  to  make  advance   commission   payments  to   investment
professionals.


ADDITIONAL PAYMENTS TO FINANCIAL INSTITUTIONS

The Distributor  may pay out of its own resources  amounts  (including  items of material value) to certain financial institutions.  In some cases, such payments may be made by, or funded from the resources of,  companies  affiliated with the
Distributor  (including  the Adviser).  While NASD  regulations  limit the sales charges  that you may bear,  there are no limits with regard to the amounts that the  Distributor  may pay out of its own resources.  In addition to the payments which are  generally  described  herein  and in the  prospectus,  the  financial institution  also may receive  payments under the Rule 12b-1 Plan and/or Service
Fees. In connection with these payments,  the financial  institution may elevate the  prominence or profile of the Fund and/or other  Federated  funds within the financial  institution's  organization  by, for example,  placement on a list of preferred or recommended funds, and/or granting the Distributor  preferential or enhanced opportunities to promote the funds in various ways within the financial
institution's   organization.   You  can  ask  your  financial  institution  for
information about any payments it receives from the Distributor or the Federated funds and any services provided.

The  following  examples   illustrate  the  types  of  instances  in  which  the
Distributor may make additional payments to financial institutions.

Supplemental Payments

The Distributor may make supplemental payments to certain financial institutions that are  holders  or  dealers  of  record  for  accounts  in one or more of the
Federated  funds.  These  payments may be based on such factors as the number or value of Shares the financial institution sells or may sell; the value of client assets invested;  or the type and nature of services or support furnished by the financial institution.

Processing Support Payments

The Distributor may make payments to financial  institutions that sell Federated
fund  shares  to  help  offset  their  costs   associated  with  client  account
maintenance support,  statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket  charges on a per  transaction  basis;  payment of networking  fees;  and payment  for  ancillary  services  such as  setting  up funds  on the  financial institution's mutual fund trading system.

Retirement Plan Program Servicing Payments

The Distributor  may make payments to certain  financial  institutions  who sell
Federated fund shares through retirement plan programs. A financial  institution may perform  retirement plan program services itself or may arrange with a third party to perform  retirement plan program  services.  In addition to participant recordkeeping,  reporting,  or transaction  processing,  retirement plan program
services  may  include   services   rendered  to  a  plan  in  connection   with
fund/investment  selection and  monitoring;  employee  enrollment and education;
plan balance rollover or separation, or other similar services.

Other Benefits to Financial Institutions

From time to time,  the  Distributor,  at its  expense,  may provide  additional compensation  to  financial  institutions  that sell or arrange  for the sale of
Shares.  Such  compensation  may  include  financial   assistance  to  financial
institutions  that  enable  the  Distributor  to  participate  in or  present at conferences  or  seminars,  sales or training  programs  for invited  employees, client and investor events and other financial institution-sponsored events.

The  Distributor  also  may  hold or  sponsor,  at its  expense,  sales  events, conferences  and  programs  for  employees  or  associated  persons of financial institutions  and may pay the travel and  lodging  expenses  of  attendees.  The
Distributor  also may  provide,  at its  expense,  meals  and  entertainment  in conjunction with meetings with financial institutions. Other compensation may be offered to the extent not  prohibited by  applicable  laws,  regulations  or the rules of any self-regulatory agency, such as the NASD.

UNDERWRITING COMMISSIONS

The following  chart reflects the total  front-end  sales charges and contingent deferred sales charges paid in connection with the sale of Class A Shares, Class
B Shares,  Class C Shares and Class F Shares of the Fund and the amount retained by the Distributor for the last three fiscal years ended March 31:

                    2005                      2004                     2003
           Total                       Total
           Sales         Amount        Sales       Amount
           Charges      Retained      Charges     Retained       Total      Amount
                                                                 Sales      Retained
                                                                Charges
Class A    $2,904,409   $319,059    $3,959,209    $425,385    $3,867,419    $425,614
Shares
Class B    $1,394,423      0        $1,873,888        0       $3,005,441       00
Shares
Class C     $53,349     $11,193       $76,044      $4,340       $4,950       $4,950
Shares
Class F     $10,091      $3,172       $7,796       $1,643       $19,059      $5,106
Shares

-----------

EXCHANGING SECURITIES FOR SHARES
-------------------------------------------------------------------------

You may contact the  Distributor to request a purchase of Shares in exchange for securities  you own. The Fund reserves the right to determine  whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets.  This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES

Certain   investment   professionals  may  wish  to  use  the  transfer  agent's
subaccounting system to minimize their internal recordkeeping requirements.  The transfer  agent may  charge a fee based on the level of  subaccounting  services rendered.  Investment  professionals  holding  Shares  in a  fiduciary,  agency, custodial or similar capacity may charge or pass through  subaccounting  fees as part of or in addition to normal  trust or agency  account  fees.  They may also charge fees for other  services  that may be related to the ownership of Shares.
This information should,  therefore, be read together with any agreement between the customer and the investment  professional about the services  provided,  the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although  the Fund  intends to pay Share  redemptions  in cash,  it reserves the right, as described  below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because  the Fund has  elected to be  governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share  redemptions  to any one  shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such
Share class during any 90-day period.

Any Share  redemption  payment  greater  than this  amount  will also be in cash unless the Fund's Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Fund's  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Director  elections and other matters submitted to shareholders for vote.

All  Shares  of the Fund  have  equal  voting  rights,  except  that in  matters affecting  only a  particular  class,  only Shares of that class are entitled to vote.

Directors may be removed by the Board or by shareholders at a special meeting. A special  meeting of  shareholders  will be called by the Board upon the  written request of shareholders who own at least 10% of the Fund's outstanding Shares.


As of May 2, 2005, the following shareholders owned of record, beneficially,  or both, 5% or more of outstanding Class A Shares: Edward Jones & Co., Maryland
Heights, MO owned approximately 23,912,937 Shares (37.19%).

As of May 2, 2005, the following shareholders owned of record, beneficially,  or both, 5% or more of outstanding Class B Shares: Edward Jones & Co., Maryland
Heights, MO owned approximately 4,132,739 Shares (13.01%).

As of May 2, 2005, the following shareholders owned of record, beneficially,  or both, 5% or more of outstanding Class C Shares: Edward Jones & Co., Maryland
Heights,   MO  owned   approximately   692,905  Shares   (14.13%);   MLPF&S,
Jacksonville,  FL owned approximately 571,750 Shares (11.66%);  Citigroup Global
Markets, Inc., New York, NY owned approximately 329,050 Shares (6.71%).

As of May 2, 2005, the following shareholders owned of record, beneficially,  or both, 5% or more of  outstanding  Class F Shares:  MLPF&S  Jacksonville,  FL owned  approximately  334,592 Shares (12.52%);  Edward Jones & Co., Maryland
Heights,  MO owned  approximately  329,116  Shares  (12.31%);  Nationwide  Trust
Company FSB, Columbus, OH owned approximately 169,785 Shares (6.35%).

As of May 2, 2005, the following shareholders owned of record, beneficially,  or both, 5% or more of outstanding Class K Shares:  PlanMember  Services Corp., A/O
UMB Bank NA Kansas City, MO owned approximately 810,813 Shares (95.62%).

Shareholders  owning 25% or more of outstanding  Shares may be in control and be able  to  affect  the  outcome  of  certain  matters  presented  for a  vote  of shareholders.

Edward Jones & Co. is organized in the state of Missouri and is a subsidiary of Jones Financial Companies, L.P., LLP; organized in the state of Missouri.

PlanMember  Services  Corp.,  is organized in the state of  California  and is a subsidiary  of  PlanMember  Financial  Corporation  organized  in the  state  of
California.


TAX INFORMATION

FEDERAL INCOME TAX

The Fund intends to meet  requirements  of Subchapter M of the Internal  Revenue
Code (Code) applicable to regulated investment companies.  If these requirements are not met, it will not receive  special tax  treatment  and will be subject to federal corporate income tax.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF DIRECTORS


The Board is  responsible  for  managing  the Fund's  business  affairs  and for exercising all the Fund's powers except those reserved for the shareholders. The following  tables  give  information  about  each  Board  member  and the senior officers of the Fund. Where required,  the tables  separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent" Board members).  Unless otherwise noted, the address of each person  listed is Federated  Investors  Tower,  1001 Liberty
Avenue,  Pittsburgh,  PA.  As of  December  31,  2004,  the Fund  comprised  one portfolio,  and the Federated Fund Complex consisted of 44 investment  companies
(comprising 133 portfolios).  Unless  otherwise  noted,  each Officer is elected annually.  Unless otherwise noted,  each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.

As of May 2, 2005,  the Fund's  Board and Officers as a group owned less than 1%
of the Fund's outstanding Class A Shares,  Class B Shares, Class C Shares, Class
F Shares and Class K Shares.



INTERESTED DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                           Aggregate         Total
      Address         Principal Occupation(s) for Past   Compensation   Compensation
Positions Held with    Five Years, Other Directorships    From Fund     From Fund and
        Fund            Held and Previous Position(s)       (past      Federated Fund
 Date Service Began                                      fiscal year)      Complex
                                                                       (past calendar
                                                                            year)
                      Principal Occupations: Chairman         $0             $0
John F. Donahue*      and Director or Trustee of the
Birth Date: July      Federated Fund Complex; Chairman
28, 1924              and Director, Federated
CHAIRMAN AND          Investors, Inc.
DIRECTOR
Began serving: July   Previous Positions: Trustee,
1968                  Federated Investment Management
                      Company and Chairman and
                      Director, Federated Investment
                      Counseling.

                      Principal Occupations: Principal        $0             $0
J. Christopher        Executive Officer and President
Donahue*              of the Federated Fund Complex;
Birth Date: April     Director or Trustee of some of
11, 1949              the Funds in the Federated Fund
PRESIDENT AND         Complex; President, Chief
DIRECTOR              Executive Officer and Director,
Began serving:        Federated Investors, Inc.;
October 1999          Chairman and Trustee, Federated
                      Investment Management Company;
                      Trustee, Federated Investment
                      Counseling; Chairman and
                      Director, Federated Global
                      Investment Management Corp.;
                      Chairman, Federated Equity
                      Management Company of
                      Pennsylvania, Passport Research,
                      Ltd. and Passport Research II,
                      Ltd.; Trustee, Federated
                      Shareholder Services Company;
                      Director, Federated Services
                      Company.

                      Previous Positions: President,
                      Federated Investment Counseling;
                      President and Chief Executive
                      Officer, Federated Investment
                      Management Company, Federated
                      Global Investment Management
                      Corp. and Passport Research, Ltd.

                      Principal Occupations: Director     $2,783.23       $148,500
Lawrence D. Ellis,    or Trustee of the Federated Fund
M.D.*                 Complex; Professor of Medicine,
Birth Date: October   University of Pittsburgh;
11, 1932              Medical Director, University of
3471 Fifth Avenue     Pittsburgh Medical Center
Suite 1111            Downtown; Hematologist,
Pittsburgh, PA        Oncologist and Internist,
DIRECTOR              University of Pittsburgh Medical
Began serving:        Center.
August 1987
                      Other Directorships Held:
                      Member, National Board of
                      Trustees, Leukemia Society of
                      America.

                      Previous Positions: Trustee,
                      University of Pittsburgh;
                      Director, University of
                      Pittsburgh Medical Center.

*    Family  relationships and reasons for "interested"  status: John F. Donahue is the father of J. Christopher  Donahue;  both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis,
     M.D.  is  "interested"  because  his  son-in-law  is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND AND COMPENSATION

        Name
     Birth Date                                           Aggregate         Total
      Address         Principal Occupation(s) for Past   Compensation    Compensation
Positions Held with    Five Years, Other Directorships    From Fund     From Fund and
        Fund            Held and Previous Position(s)       (past         Federated
 Date Service Began                                      fiscal year)    Fund Complex
                                                                            (past
                                                                        calendar year)
                      Principal Occupation: Director      $3,061.56        $163,350
Thomas G. Bigley      or Trustee of the Federated Fund
Birth Date:           Complex.
February 3, 1934
15 Old Timber Trail   Other Directorships Held:
Pittsburgh, PA        Director, Member of Executive
DIRECTOR              Committee, Children's Hospital
Began serving:        of Pittsburgh; Director,
November 1994         University of Pittsburgh.

                      Previous Position: Senior
                      Partner, Ernst & Young LLP.

                      Principal Occupations: Director     $3,061.56        $163,350
John T. Conroy, Jr.   or Trustee of the Federated Fund
Birth Date: June      Complex; Chairman of the Board,
23, 1937              Investment Properties
Investment            Corporation; Partner or Trustee
Properties            in private real estate ventures
Corporation           in Southwest Florida.
3838 North Tamiami
Trail                 Previous Positions: President,
Suite 402             Investment Properties
Naples, FL            Corporation; Senior Vice
DIRECTOR              President, John R. Wood and
Began serving:        Associates, Inc., Realtors;
August 1991           President, Naples Property
                      Management, Inc. and Northgate
                      Village Development Corporation.

                      Principal Occupation: Director      $3,061.56        $163,350
Nicholas P.           or Trustee of the Federated Fund
Constantakis          Complex.
Birth Date:
September 3, 1939     Other Directorships Held:
175 Woodshire Drive   Director and Member of the Audit
Pittsburgh, PA        Committee, Michael Baker
DIRECTOR              Corporation (engineering and
Began serving:        energy services worldwide).
October 1999
                      Previous Position: Partner,
                      Anderson Worldwide SC.

                      Principal Occupation: Director      $2,783.23        $148,500
John F. Cunningham    or Trustee of the Federated Fund
Birth Date: March     Complex.
5, 1943
353 El Brillo Way     Other Directorships Held:
Palm Beach, FL        Chairman, President and Chief
DIRECTOR              Executive Officer, Cunningham
Began serving:        & Co., Inc. (strategic
April 1999            business consulting); Trustee
                      Associate, Boston College.

                      Previous Positions: Director,
                      Redgate Communications and EMC
                      Corporation (computer storage
                      systems); Chairman of the Board
                      and Chief Executive Officer,
                      Computer Consoles, Inc.;
                      President and Chief Operating
                      Officer, Wang Laboratories;
                      Director, First National Bank of
                      Boston; Director, Apollo
                      Computer, Inc.

                      Principal Occupation: Director      $2,783.23        $148,500
Peter E. Madden       or Trustee of the Federated Fund
Birth Date: March     Complex.
16, 1942
One Royal Palm Way    Other Directorships Held: Board
100 Royal Palm Way    of Overseers, Babson College.
Palm Beach, FL
DIRECTOR              Previous Positions:
Began serving:        Representative, Commonwealth of
August 1991           Massachusetts General Court;
                      President, State Street Bank and
                      Trust Company and State Street
                      Corporation (retired); Director,
                      VISA USA and VISA International;
                      Chairman and Director,
                      Massachusetts Bankers
                      Association; Director,
                      Depository Trust Corporation;
                      Director, The Boston Stock
                      Exchange.

                      Principal Occupations: Director     $3,061.56        $163,350
Charles F.            or Trustee of the Federated Fund
Mansfield, Jr.        Complex; Management Consultant;
Birth Date: April     Executive Vice President, DVC
10, 1945              Group, Inc. (marketing,
80 South Road         communications and technology)
Westhampton Beach,    (prior to 9/1/00).
NY
DIRECTOR              Previous Positions: Chief
Began serving:        Executive Officer, PBTC
April 1999            International Bank; Partner,
                      Arthur Young & Company (now
                      Ernst & Young LLP); Chief
                      Financial Officer of Retail
                      Banking Sector, Chase Manhattan
                      Bank; Senior Vice President,
                      HSBC Bank USA (formerly, Marine
                      Midland Bank); Vice President,
                      Citibank; Assistant Professor of
                      Banking and Finance, Frank G.
                      Zarb School of Business, Hofstra
                      University.

                      Principal Occupations: Director     $3,339.86        $178,200
John E. Murray,       or Trustee of the Federated Fund
Jr., J.D., S.J.D.     Complex; Chancellor and Law
Birth Date:           Professor, Duquesne University;
December 20, 1932     Partner, Murray, Hogue &
Chancellor,           Lannis.
Duquesne University
Pittsburgh, PA        Other Directorships Held:
DIRECTOR              Director, Michael Baker Corp.
Began serving:        (engineering, construction,
February 1995         operations and technical
                      services).

                      Previous Positions: President,
                      Duquesne University; Dean and
                      Professor of Law, University of
                      Pittsburgh School of Law; Dean
                      and Professor of Law, Villanova
                      University School of Law.

                      Principal Occupations:  Director    $2,783.23        $148,500
Marjorie P. Smuts     or Trustee of the Federated Fund
Birth Date: June      Complex; Public
21, 1935              Relations/Marketing
4905 Bayard Street    Consultant/Conference
Pittsburgh, PA        Coordinator.
DIRECTOR
Began serving:        Previous Positions: National
February 1984         Spokesperson, Aluminum Company
                      of America; television producer;
                      President, Marj Palmer Assoc.;
                      Owner, Scandia Bord.

                      Principal Occupations:  Director    $2,783.23        $148,500
John S. Walsh         or Trustee of the Federated Fund
Birth Date:           Complex; President and Director,
November 28, 1957     Heat Wagon, Inc. (manufacturer
2604 William Drive    of construction temporary
Valparaiso, IN        heaters); President and
DIRECTOR              Director, Manufacturers
Began serving:        Products, Inc. (distributor of
April 1999            portable construction heaters);
                      President, Portable Heater
                      Parts, a division of
                      Manufacturers Products, Inc.

                      Previous Position: Vice
                      President, Walsh & Kelly,
                      Inc.


OFFICERS**

  Name
  Birth Date
  Address
  Positions Held with Fund      Principal Occupation(s) and Previous Position(s)
  Date Service Began
                                Principal Occupations: Executive Vice President
  John W. McGonigle             and Secretary of the Federated Fund Complex;
  Birth Date: October 26,       Executive Vice President, Secretary and Director,
  1938                          Federated Investors, Inc.
  EXECUTIVE VICE PRESIDENT
  AND SECRETARY                 Previous Positions: Trustee, Federated Investment
  Began serving: May 1969       Management Company and Federated Investment
                                Counseling; Director, Federated Global Investment
                                Management Corp., Federated Services Company and
                                Federated Securities Corp.

                                Principal Occupations: Principal Financial Officer
  Richard J. Thomas             and Treasurer of the Federated Fund Complex;
  Birth Date: June 17, 1954     Senior Vice President, Federated Administrative
  TREASURER                     Services.
  Began serving: November
  1998                          Previous Positions: Vice President, Federated
                                Administrative Services; held various management
                                positions within Funds Financial Services Division
                                of Federated Investors, Inc.

                                Principal Occupations: Vice Chairman or Vice
  Richard B. Fisher             President of some of the Funds in the Federated
  Birth Date: May 17, 1923      Fund Complex; Vice Chairman, Federated Investors,
  VICE PRESIDENT                Inc.; Chairman, Federated Securities Corp.
  Began serving: May 1976
                                Previous Positions: President and Director or
                                Trustee of some of the Funds in the Federated Fund
                                Complex; Executive Vice President, Federated
                                Investors, Inc. and Director and Chief Executive
                                Officer, Federated Securities Corp.

                                Principal Occupations: Chief Investment Officer of
  Stephen F. Auth               this Fund and various other Funds in the Federated
  Birth Date: September 3,      Fund Complex; Executive Vice President, Federated
  1956                          Investment Counseling, Federated Global Investment
  CHIEF INVESTMENT OFFICER      Management Corp., Federated Equity Management
  Began serving: November       Company of Pennsylvania and Passport Research II,
  2002                          Ltd.

                                Previous Positions: Executive Vice President,
                                Federated Investment Management Company, and
                                Passport Research, Ltd.; Senior Vice President,
                                Global Portfolio Management Services Division;
                                Senior Vice President, Federated Investment
                                Management Company and Passport Research, Ltd.;
                                Senior Managing Director and Portfolio Manager,
                                Prudential Investments.

------------------------------------------------------------------------------
**    Officers do not receive any compensation from the Fund.
------------------------------------------------------------------------------


COMMITTEES OF THE BOARD
                                                                           Meetings
Board     Committee                                                        Held
Committee Members             Committee Functions                          During
                                                                           Last
                                                                           Fiscal
                                                                           Year

Executive                     In between meetings of the full Board,         Seven
          John F. Donahue     the Executive Committee generally may
          John E. Murray,     exercise all the powers of the full Board
          Jr., J.D., S.J.D.   in the management and direction of the
                              business and conduct of the affairs of
                              the Corporation in such manner as the
                              Executive Committee shall deem to be in
                              the best interests of the Corporation.
                              However, the Executive Committee cannot
                              elect or remove Board members, increase
                              or decrease the number of Directors,
                              elect or remove any Officer, declare
                              dividends, issue shares or recommend to
                              shareholders any action requiring
                              shareholder approval.

Audit                         The purposes of the Audit Committee are         Ten
          Thomas G. Bigley    to oversee the accounting and financial
          John T. Conroy,     reporting process of the Fund, the Fund`s
          Jr.                 internal control over financial
          Nicholas P.         reporting, and the quality, integrity and
          Constantakis        independent audit of the Fund`s financial
          Charles F.          statements.  The Committee also oversees
          Mansfield, Jr.      or assists the Board with the oversight
                              of compliance with legal requirements
                              relating to those matters, approves the
                              engagement and reviews the
                              qualifications, independence and
                              performance of the Fund`s independent
                              registered public accounting firm, acts
                              as a liaison between the independent
                              registered public accounting firm and the
                              Board and reviews the Fund`s internal
                              audit function.

Nominating                                                                    One
          Thomas G. Bigley    The Nominating Committee, whose members
          John T. Conroy,     consist of all Independent Directors,
          Jr.                 selects and nominates persons for
          Nicholas P.         election to the Fund`s Board when
          Constantakis        vacancies occur. The Committee will
          John F.             consider candidates recommended by
          Cunningham          shareholders, Independent Directors,
          Peter E. Madden     officers or employees of any of the
          Charles F.          Fund`s agents or service providers and
          Mansfield, Jr.      counsel to the Fund. Any shareholder who
          John E. Murray,     desires to have an individual considered
          Jr.                 for nomination by the Committee must
          Marjorie P. Smuts   submit a recommendation in writing to the
          John S. Walsh       Secretary of the Fund, at the Fund's
                              address appearing on the back cover of
                              this Statement of Additional Information.
                              The recommendation should include the
                              name and address of both the shareholder
                              and the candidate and detailed
                              information concerning the candidate's
                              qualifications and experience. In
                              identifying and evaluating candidates for
                              consideration, the Committee shall
                              consider such factors as it deems
                              appropriate.  Those factors will
                              ordinarily include:  integrity,
                              intelligence, collegiality, judgment,
                              diversity, skill, business and other
                              experience, qualification as an
                              "Independent Director," the existence of
                              material relationships which may create
                              the appearance of a lack of independence,
                              financial or accounting knowledge and
                              experience, and dedication and
                              willingness to devote the time and
                              attention necessary to fulfill Board
                              responsibilities.

-------------------------------------------------------------------------------



BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF
INVESTMENT COMPANIES AS OF DECEMBER 31, 2004
                                                                                 Aggregate
                                                                           Dollar Range of
                                                     Dollar Range of       Shares Owned in
Interested                                              Shares Owned             Federated
Board Member Name                                         in Fund[s]             Family of
                                                                                Investment
                                                                                 Companies
John F. Donahue                                        Over $100,000         Over $100,000
J. Christopher Donahue                            $50,001 - $100,000         Over $100,000
Lawrence D. Ellis, M.D.                            $10,001 - $50,000         Over $100,000

Independent
Board Member Name
Thomas G. Bigley                                                None         Over $100,000
John T. Conroy, Jr.                                             None         Over $100,000
Nicholas P. Constantakis                                        None         Over $100,000
John F. Cunningham                                              None         Over $100,000
Peter E. Madden                                                 None         Over $100,000
Charles F. Mansfield, Jr.                                       None         Over $100,000
John E. Murray, Jr., J.D., S.J.D.                               None         Over $100,000
Marjorie P. Smuts                                  $10,001 - $50,000         Over $100,000
John S. Walsh                                                   None         Over $100,000

-------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser conducts investment research and makes investment  decisions for the
Fund.

The Adviser is a wholly owned subsidiary of Federated.

The  Adviser  shall not be liable  to the Fund or any Fund  shareholder  for any losses that may be sustained in the purchase,  holding,  or sale of any security or for  anything  done or  omitted by it,  except  acts or  omissions  involving willful misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Fund.

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory  contract.  The Board's  decision to approve the contract  reflects the
exercise  of  its  business   judgment  on  whether  to  continue  the  existing
arrangements.  During  its  review of the  contract,  the Board  considers  many factors,  among the most material of which are: the Fund's investment objectives and long term performance;  the Adviser's management  philosophy,  personnel and processes;  the preferences  and  expectations  of Fund  shareholders  and their relative sophistication;  the continuing state of competition in the mutual fund industry;  comparable fees in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services;  and the Fund's relationship to the
Federated funds.

In  assessing  the  Adviser's  performance  of its  obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Fund's  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the  Fund on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Fund.

The Board also considers the compensation and benefits  received by the Adviser.
This includes fees received for services  provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard,  the
Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser,  including  the  performance  of the Fund;  the  Adviser's  cost of providing the services;  the extent to which the Adviser may realize  "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the
Adviser and its  affiliates as a result of the Adviser's  relationship  with the
Fund;  performance and expenses of comparable funds; and the extent to which the independent  Board  members are fully  informed  about all facts  bearing on the
Adviser's  service and fee. The Fund's Board is aware of these factors and takes them into account in its review of the Fund's advisory contract.

The Board considers and weighs these  circumstances  in light of its substantial accumulated  experience  in  governing  the Fund and working  with  Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel.  In this regard, the Board requests and receives a significant  amount of  information  about the Fund and the Federated organization.  Federated  provides  much of  this  information  at each  regular meeting of the Board,  and furnishes  additional  reports in connection with the particular  meeting at which the Board's formal review of the advisory contracts
occurs.  In  between  regularly  scheduled  meetings,   the  Board  may  receive
information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's investment philosophy,  personnel,  and processes;  the Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on the  reasons  for  performance;  the Fund's  expenses
(including  the  advisory  fee itself and the overall  expense  structure of the
Fund,  both in absolute  terms and relative to similar and/or  competing  funds, with due regard for contractual or voluntary expense  limitations);  the use and allocation of brokerage  commissions  derived from trading the Fund's  portfolio securities; the nature and extent of the advisory and other services provided to the  Fund by the  Adviser  and its  affiliates;  compliance  and  audit  reports concerning  the Federated  funds and the Federated  companies that service them;
and relevant  developments  in the mutual fund  industry  and how the  Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits  Federated derives from its relationships  with the  Federated  funds.  These reports cover not only the fees under the advisory contracts,  but also fees  received by  Federated's  subsidiaries  for providing other  services to the  Federated  funds under  separate  contracts  (e.g.,  for serving as the  Federated  funds'  administrator).  The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory  contract on the totality of the  circumstances  and  relevant  factors,  and with a view to past and  future long-term  considerations.  Not all of the factors and considerations identified above are relevant to every  Federated fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the relationship of each Federated fund, the Board does not approach consideration  of every Federated  fund's advisory  contract as if that were the only Federated fund.


Portfolio Manager Information

The following  information  about the Fund's Portfolio Manager is provided as of
March 31, 2005.

                                   Total Number of
  Other Accounts Managed by             Other
       William Dierker            Accounts Managed/
                                    Total Assets*
--------------------------------------------------------
--------------------------------------------------------
    Registered Investment         3 funds / $595.05
          Companies                    million
--------------------------------------------------------
--------------------------------------------------------
   Other Pooled Investment                0
           Vehicles
--------------------------------------------------------
--------------------------------------------------------
        Other Accounts                    0
--------------------------------------------------------
*None of the Accounts has an advisory fee that is based
on the performance of the account.
---------------------------------------------------------

Dollar value range of shares owned in the Fund:  $100,001-$500,000

William  Dierker is paid a fixed base  salary and a variable  annual  incentive.
Base salary is determined within a market competitive  position-specific  salary range, based on the portfolio manager's  experience and performance.  The annual incentive  amount is determined based on multiple  performance  criteria using a
Balanced  Scorecard  methodology,  and may be paid  entirely  in  cash,  or in a
combination  of  cash  and  restricted  stock  of  Federated   Investors,   Inc.
(Federated).  There are four  weighted  performance  categories  in the Balanced
Scorecard.  Investment Product  Performance is the predominant factor. Of lesser
importance  are:  Leadership/Teamwork/Communication,   Client  Satisfaction  and
Service,  and Financial Success. The total Balanced Scorecard "score" is applied against an annual  incentive  opportunity  that is competitive in the market for this portfolio manager role to determine the annual incentive payment.

Investment  Product  Performance  is  measured on a rolling 1, 3, and 5 calendar year pre-tax gross return basis vs. the Fund's  benchmark  (i.e.  Standard &
Poor's  500/Barra  Value Index),  and on a rolling 3 and 5 calendar year pre-tax gross  return basis vs. the Fund's  designated  peer group of  comparable  funds
(e.g.,  funds in the same category as established by Lipper).  These performance periods are  adjusted if the  portfolio  manager has been  managing the fund for less than five years; funds with less than one year of performance history under the portfolio  manager may be excluded.  As noted above, Mr. Dierker is also the portfolio  manager for other  accounts in  addition  to the Fund.  The  Balanced
Scorecard  Investment  Product  Performance  score is  calculated  with an equal weighting of each  account  managed by the  portfolio  manager.  The  Investment
Product Performance score can be reduced based on management's assessment of the
Fund's comparative risk profile.

Leadership/Teamwork/Communication is assessed by the Chief Investment Officer in charge of the portfolio manager's group, with input from the portfolio manager's co-workers.

Client  Satisfaction  and Service is assessed by Federated's  senior  management based on the quality,  amount and  effectiveness  of client support  activities, with input from sales management.

Financial success is assessed to tie the portfolio  manager's bonus, in part, to
Federated's  overall financial  health.  In making this assessment,  Federated's senior  management  considers  the  following  factors:  growth of the portfolio manager's funds (assets under management and revenues),  net fund flows relative to industry trends for the product category,  supporting the appropriate  number of funds to improve  efficiency and enhance strong fund  performance,  growth in assets under  management and revenues  attributable  to the portfolio  manager's
Department,  and  Departmental  expense  management.  Although a number of these factors are quantitative in nature,  the overall assessment for this category is based on  management's  judgment.  The  financial  success  score is  lowered if
Federated's overall financial targets are not achieved.

As part of Mr.  Dierker's  employment offer in 2004, he was guaranteed a minimum incentive payment for 2004 and 2005.

As a general matter,  certain conflicts of interest may arise in connection with a portfolio manager's  management of a fund's investments,  on the one hand, and
the   investments  of  other  accounts  for  which  the  portfolio   manager  is
responsible, on the other. For example, it is possible that the various accounts managed  could  have  different  investment  strategies  that,  at times,  might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account,  possible conflicts could arise in determining how to allocate them.  Other  potential  conflicts might include  conflicts  created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio  trades and/or  specific uses of commissions  from  Fund  portfolio  trades  (for  example,  research,  or  "soft dollars").  The Adviser has structured the portfolio managers' compensation in a manner, and the Fund has adopted policies and procedures, reasonably designed to safeguard  the Fund  from  being  negatively  affected  as a result  of any such potential conflicts.

Kevin McCloskey is the back-up  portfolio manager and is not responsible for the day-to-day management of the Fund.


Services Agreement
Federated  Advisory  Services  Company,  an affiliate  of the Adviser,  provides research,  quantitative analysis,  equity trading and transaction settlement and certain support  services to the Adviser.  The fee for these services is paid by the Adviser and not by the Fund.

Other Related Services
Affiliates of the Adviser may,  from time to time,  provide  certain  electronic equipment and software to  institutional  customers in order to  facilitate  the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING


As  required by SEC rules,  the Fund,  its  Adviser,  and its  Distributor  have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Directors, and certain other employees. Although they do permit these  people to trade in  securities,  including  those that the Fund could  buy,  as well as  Shares  of the  Fund,  they  also  contain  significant safeguards designed to protect the Fund and its shareholders from abuses in this area,  such as  requirements  to  obtain  prior  approval  for,  and to  report, particular transactions.


VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The  Board  has  delegated  to the  Adviser  authority  to vote  proxies  on the securities  held in the  Fund's  portfolio.  The  Board  has also  approved  the
Adviser's  policies and procedures  for voting the proxies,  which are described below.

Proxy Voting Policies
The Adviser's  general  policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally,  this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted  securities;  and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The  following  examples  illustrate  how these  general  policies  may apply to proposals  submitted by a company's  board of  directors.  However,  whether the
Adviser  supports  or  opposes a proposal  will  always  depend on the  specific circumstances described in the proxy statement and other available information.

On  matters  of  corporate  governance,  generally  the  Adviser  will  vote for proposals to:  require  independent  tabulation of proxies  and/or  confidential voting by  shareholders;  reorganize  in another  jurisdiction  (unless it would reduce the rights or preferences of the  securities  being voted);  and repeal a shareholder  rights  plan (also  known as a "poison  pill").  The  Adviser  will generally  vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On  matters of capital  structure,  generally  the  Adviser  will vote:  against proposals  to  authorize  or issue  shares that are senior in priority or voting rights to the securities being voted;  for proposals to grant preemptive  rights to  the  securities  being  voted;  and  against  proposals  to  eliminate  such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for  stock  incentive  plans  that  align  the  recipients'  interests  with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding  stock  incentives with new stock incentives having more favorable terms.

On matters  relating to  corporate  transactions,  the Adviser will vote proxies relating to proposed mergers, capital reorganizations,  and similar transactions in accordance with the general  policy,  based upon its analysis of the proposed transaction.  The Adviser will vote proxies in contested  elections of directors in accordance with the general  policy,  based upon its analysis of the opposing slates and their respective proposed business strategies.  Some transactions may also involve proposed  changes to the company's  corporate  governance,  capital structure  or  management  compensation.  The Adviser  will vote on such changes based on its evaluation of the proposed  transaction or contested  election.  In these  circumstances,  the Adviser may vote in a manner  contrary to the general practice  for  similar  proposals  made  outside  the context of such a proposed transaction or change in the board. For example,  if the Adviser decides to vote
against  a  proposed  transaction,   it  may  vote  for  anti-takeover  measures
reasonably  designed  to  prevent  the  transaction,  even  though  the  Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders  without the favorable  recommendation  of a company's board. The Adviser believes that a company's board should manage its business and policies,  and that  shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires  shareholders  casting  proxies  to retain the voted  shares  until the meeting date (thereby  rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures
The Adviser has  established  a Proxy Voting  Committee  (Proxy  Committee),  to
exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting  policies.  The Adviser has hired Investor  Responsibility
Research  Center (IRRC) to obtain,  vote, and record proxies in accordance  with the Proxy Committee's  directions.  The Proxy Committee directs IRRC by means of
Proxy  Voting  Guidelines,  and IRRC may vote any proxy as directed in the Proxy
Voting  Guidelines  without further  direction from the Proxy Committee (and may make any  determinations  required to implement  the Proxy  Voting  Guidelines).
However,  if the Proxy Voting Guidelines  require  case-by-case  direction for a proposal, IRRC will provide the Proxy Committee with all information that it has obtained  regarding the proposal and the Proxy  Committee will provide  specific direction to IRRC. The Adviser's proxy voting  procedures  generally  permit the
Proxy Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines,  whenever necessary to comply with the proxy voting policies.

Conflicts of Interest
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential  conflict between the interests of the
Fund (and its  shareholders)  and those of the Adviser or Distributor.  This may occur where a significant  business  relationship exists between the Adviser (or its  affiliates)  and a company  involved with a proxy vote. A company that is a proponent,  opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant  business  relationship,  is referred to as an "Interested Company."

The Adviser has implemented the following  procedures in order to avoid concerns that the conflicting  interests of the Adviser have influenced  proxy votes. Any employee of the Adviser who is  contacted  by an  Interested  Company  regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy  Committee,  and must inform the Interested  Company that the Proxy
Committee  has exclusive  authority to determine how the Adviser will vote.  Any
Proxy Committee member contacted by an Interested  Company must report it to the full Proxy Committee and provide a written summary of the  communication.  Under no  circumstances  will the Proxy Committee or any member of the Proxy Committee make a commitment  to an Interested  Company  regarding the voting of proxies or disclose to an  Interested  Company how the Proxy  Committee  has directed  such proxies to be voted. If the Proxy Voting  Guidelines  already  provide  specific direction on the proposal in question,  the Proxy  Committee  shall not alter or amend  such  directions.  If the  Proxy  Voting  Guidelines  require  the  Proxy
Committee  to provide  further  direction,  the Proxy  Committee  shall do so in accordance with the proxy voting  policies,  without regard for the interests of the Adviser  with  respect to the  Interested  Company.  If the Proxy  Committee
provides  any  direction  as to the  voting of  proxies  relating  to a proposal
affecting  an  Interested   Company,  it  must  disclose  to  the  Fund's  Board
information  regarding:  the  significant  business  relationship;  any material communication with the Interested Company;  the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment  adviser,  the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders  who are not  clients  of the  Adviser  at  any  shareholders'  meeting  called  by  such investment company, unless otherwise directed by the Board.


Proxy Voting Report
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through  Federated's  website.  Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX.

PORTFOLIO HOLDINGS INFORMATION
Information  concerning  the  Fund's  portfolio  holdings  is  available  in the
"Products" section of Federated's website at FederatedInvestors.com.  A complete listing of the Fund's portfolio  holdings as of the end of each calendar quarter is posted on the website 30 days (or the next business day) after the end of the quarter and remains posted until replaced by the  information for the succeeding quarter. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after  month-end and remains until replaced by the information for the succeeding  month. The summary portfolio composition  information may include  identification of the Fund's top ten holdings,  recent purchase and sale transactions and a percentage  breakdown of the portfolio by sector.

To access this information from the "Products" section of the website,  click on
"Portfolio  Holdings" and select the  appropriate  link opposite the name of the
Fund, or select the name of the Fund from the menus on the  "Products"  section, and from the Fund's  page click on the  "Portfolio  Holdings"  or  "Composition"
link.  A user is  required  to  register  on the website the first time the user accesses this information.

You may also  access  from  the  "Products"  section  of the  website  portfolio information as of the end of the Funds' fiscal  quarters.  The Fund's annual and semiannual  reports,  which contain  complete  listings of the Fund's  portfolio holdings as of the end of the Fund's second and fourth fiscal  quarters,  may be accessed  by  selecting  the name of the Fund,  clicking  on  "Prospectuses  and
Regulatory  Reports" and selecting  the link to the  appropriate  PDF.  Complete listings of the Fund's portfolio  holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products"  section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter  information is made available on the website within 70 days after the end of the fiscal quarter.  This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The  disclosure  policy of the Fund and the Adviser  prohibits the disclosure of portfolio holdings  information to any investor or intermediary  before the same information  is made available to other  investors.  Employees of the Adviser or its  affiliates who have access to nonpublic  information  concerning the Fund's portfolio  holdings are prohibited from trading  securities on the basis of this information.  Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide  administrative,  custody,  financial,  accounting,  legal or other  services  to the  Fund  may  receive  nonpublic  information  about  Fund portfolio  holdings for purposes  relating to their services.  The Fund may also provide  portfolio  holdings  information  to  publications  that rate,  rank or otherwise  categorize  investment  companies.  Traders or portfolio managers may provide  "interest" lists to facilitate  portfolio  trading if the list reflects only that subset of the portfolio  for which the trader or portfolio  manager is seeking market  interest.  A list of service  providers,  publications and other third parties who may receive nonpublic  portfolio holdings  information appears in the Appendix to this SAI.

The furnishing of nonpublic  portfolio  holdings  information to any third party
(other than authorized  governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance  Officer of
the Fund.  The  President of the Adviser and the Chief  Compliance  Officer will approve the furnishing of nonpublic  portfolio  holdings  information to a third party only if they consider the furnishing of such information to be in the best interests  of the Fund and its  shareholders.  In that  regard,  and to  address possible  conflicts  between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund,  the  Adviser,  any  affiliate of the Adviser or any of their  employees  in  connection  with  the  disclosure  of  portfolio  holdings information.  Before  information  is  furnished,  the third  party  must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished  and will not use it in  connection  with the trading of any  security.  Persons  approved to receive nonpublic  portfolio holdings  information will receive it as often as necessary for the purpose for which it is provided.  Such  information may be furnished as frequently  as  daily  and  often  with  no time  lag  between  the  date of the information  and the  date it is  furnished.  The  Board  receives  and  reviews annually  a  list  of the  persons  who  receive  nonpublic  portfolio  holdings information and the purposes for which it is furnished.


BROKERAGE TRANSACTIONS
When selecting  brokers and dealers to handle the purchase and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price.  The  Adviser  will  generally  use those who are  recognized  dealers in specific portfolio instruments,  except when a better price and execution of the order can be obtained  elsewhere.  The  Adviser  may select  brokers and dealers based on whether they also offer  research  services (as described  below).  The
Adviser may also direct certain portfolio trades to a broker that, in turn, pays a portion of the Fund's  operating  expenses.  The Adviser  makes  decisions  on portfolio  transactions and selects brokers and dealers subject to review by the
Fund's Board.

Investment  decisions  for the Fund are made  independently  from those of other accounts managed by the Adviser. Except as noted below, when the Fund and one or more of those accounts invests in, or disposes of, the same security,  available investments or opportunities  for sales will be allocated among the Fund and the account(s)  in a manner  believed  by the  Adviser  to be  equitable.  While the coordination  and ability to participate in volume  transactions may benefit the
Fund, it is possible that this procedure could  adversely  impact the price paid or received and/or the position obtained or disposed of by the Fund. Investments for Federated  Kaufmann Fund and other accounts managed by that fund's portfolio managers in initial public  offerings  ("IPO") are made  independently  from any other  accounts,  and  much of  their  non-IPO  trading  may  also be  conducted independently from other accounts.


On March 31, 2005, the Fund owned securities of the following regular broker/dealers:

Broker            Market Value
------            ------------
Morgan Stanley     $78,844,700
Goldman Sachs      $26,419,598
Bank of America    $81,673,200
Wachovia Bank      $52,870,035
JP Morgan          $50,152,700
Citigroup          $38,868,606


Research Services
Research  services  may include  advice as to the  advisability  of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services  may be used by the Adviser or by  affiliates  of Federated in advising other  accounts.  To the extent  that  receipt  of these  services  may  replace services for which the Adviser or its affiliates  might  otherwise have paid, it would tend to reduce their  expenses.  The Adviser and its  affiliates  exercise reasonable  business judgment in selecting those brokers who offer brokerage and research  services to execute  securities  transactions.  They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


For the fiscal year ended, March 31, 2005, the Fund's Adviser directed brokerage transactions  to certain  brokers due to research  services they  provided.  The total amount of these  transactions was  $2,575,599,059  for which the Fund paid
$3,680,488 in brokerage commissions.


ADMINISTRATOR

Federated  Administrative  Services  (FAS), a subsidiary of Federated,  provides administrative  personnel  and services  (including  certain legal and financial reporting  services)  necessary to operate the Fund.  FAS provides  these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                           Average Aggregate Daily
      Maximum                 Net Assets of the
 Administrative Fee            Federated Funds
    0.150 of 1%            on the first $5 billion
    0.125 of 1%             on the next $5 billion
    0.100 of 1%            on the next $10 billion
    0.075 of 1%           on assets over $20 billion

The  administrative  fee  received  during  any  fiscal  year  shall be at least
$150,000 per portfolio and $40,000 per each additional class of Shares.  FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

--------------------------------------------------------------------------------

FAS also provides certain accounting and recordkeeping  services with respect to
the  Fund's  portfolio   investments  for  a  fee  based  on  Fund  assets  plus
out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT


State  Street Bank and Trust  Company,  the Fund's  registered  transfer  agent, maintains all necessary shareholder records.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent  registered public accounting firm for the Fund,  Deloitte &
Touche LLP,  conducts its audits in accordance  with the standards of the Public
Company Accounting Oversight Board (United States), which require it to plan and perform  its audits to provide  reasonable  assurance  about  whether the Fund's financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUND FOR SERVICES

For the Year Ended March 31         2005                2004            2003
Advisory Fee Earned             $17,223,105          $16,770,358    $16,943,091
Advisory Fee Reduction               $0                  $0           $10,143
Advisory Fee Reimbursement          $936               $3,469            $0
Brokerage Commissions            $4,487,160          $1,897,203      $2,697,226
Administrative Fee               $2,007,139          $1,937,414      $1,948,626
12b-1 Fee:
 Class B Shares                  $6,553,754              --              --
 Class C Shares                   $918,580               --              --
 Class K Shares                   $45,376                --              --
Shareholder Services Fee:
  Class A Shares                 $3,899,338              --              --
  Class B Shares                 $2,184,585              --              --
  Class C Shares                  $306,193               --              --
  Class F Shares                  $170,719               --              --

-------------------------------------------------------------------------------


Fees are  allocated  among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder  services fees, which are borne only by the applicable class of Shares.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating  performance  applicable to all mutual  funds.  The SEC also permits
this  standard  performance   information  to  be  accompanied  by  non-standard
performance information.

Share performance reflects the effect of non-recurring  charges, such as maximum sales charges,  which,  if excluded,  would increase the total return and yield.
The  performance of Shares depends upon such  variables as:  portfolio  quality;
average portfolio maturity;  type and value of portfolio securities;  changes in interest  rates;  changes or  differences  in the Fund's or any class of Shares'
expenses; and various other factors.

Share  performance  fluctuates  on a daily basis  largely  because net  earnings and/or the value of portfolio  holdings  fluctuate daily.  Both net earnings and offering  price per  Share are  factors  in the  computation  of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year,  five-year and ten-year  periods ended
March 31, 2005. Yield is given for the 30-day period ended March 31, 2005.

                        30-Day Period         1 Year           5 Years        10 Years
Class A Shares:
Total Return
  Before Taxes                NA              (0.49)%           0.54%           9.53%
  After Taxes on              NA              (0.98)%           0.03%           7.96%
  Distributions
  After Taxes on
  Distributions and           NA              (0.33)%           0.21%           7.56%
  Sale of Shares
Yield                       1.09%               NA                NA             NA

                        30-Day Period         1 Year           5 Years        10 Years
Class B Shares:
Total Return
  Before Taxes                NA              (0.98)%           0.54%           9.49%
  After Taxes on              NA              (1.21)%           0.29%           8.16%
  Distributions
  After Taxes on
  Distributions and           NA              (0.64)%           0.36%           7.71%
  Sale of Shares
Yield                       0.39%               NA                NA             NA

                        30-Day Period         1 Year           5 Years        10 Years
Class C Shares:
Total Return
  Before Taxes                NA               2.44%            0.72%           9.21%
  After Taxes on              NA               2.21%            0.47%           7.94%
  Distributions
  After Taxes on
  Distributions and           NA               1.58%            0.52%           7.49%
  Sale of Shares
Yield                       0.32%               NA                NA             NA

                        30-Day Period         1 Year           5 Years        10 Years
Class F Shares:
Total Return
  Before Taxes                NA               3.21%            1.48%          10.02%
  After Taxes on              NA               2.70%            0.96%           8.45%
  Distributions
  After Taxes on
  Distributions and           NA               2.08%            1.01%           8.01%
  Sale of Shares
Yield                       1.08%               NA                NA             NA

                        30-Day Period         1 Year           5 Years        10 Years
Class K Shares:
Total Return
  Before Taxes                NA               4.78%            1.21%           9.63%
  After Taxes on              NA               4.43%            0.83%           8.26%
  Distributions
  After Taxes on
  Distributions and           NA               3.11%            0.86%           7.81%
  Sale of Shares
Yield                       0.64%               NA                NA             NA

-------------------------------------------------------------------------


TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000 initial  investment to the ending  redeemable  value of that  investment.  The ending  redeemable  value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

YIELD

The yield of Shares is calculated by dividing: (i) the net investment income per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering price per Share on the last day of the period.  This  number is then  annualized using  semi-annual  compounding.  This means that the amount of income generated during the 30-day  period is assumed to be generated  each month over a 12-month period  and is  reinvested  every six  months.  The yield  does not  necessarily reflect income actually earned by Shares because of certain adjustments required by the  SEC  and,  therefore,  may  not  correlate  to the  dividends  or  other distributions paid to shareholders.

To the  extent  investment  professionals  and  broker/dealers  charge  fees  in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Fund's returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it  invests,  to a variety of other  investments,  including  federally insured bank products such as bank savings accounts, certificates of deposit and
Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share  performance.  When  comparing  performance,  you should  consider  all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which the Fund uses in advertising may include:

Lipper, Inc.

Ranks funds in various fund categories by making comparative  calculations using total  return.  Total  return  assumes the  reinvestment  of all  capital  gains distributions  and income  dividends  and takes into  account  any change in net asset  value over a specific  period of time.  From time to time,  the Fund will quote its Lipper  ranking in the growth and income funds category in advertising and sales literature.

S&P 500 Index

An  unmanaged  capitalization-weighted  index of 500 stocks  designed to measure performance  of the broad  domestic  economy  through  changes in the  aggregate market value of 500 stocks representing all major industries.

S&P 500/Barra Value Index
A market capitalization-weighted index of the stocks in the Standard
& Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis.

Morningstar, Inc.
An independent rating service, is the publisher of the bi-weekly Mutual
Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk- adjusted returns.
The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?


Federated and its subsidiaries are dedicated to providing you with world-class investment management.  With offices in Pittsburgh, New
York City and Frankfurt, Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research.  Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

Equities
As of December 31, 2004, Federated managed 34 equity funds totaling approximately $26.0 billion in assets across growth, value, equity income, international, index and sector allocation styles.

Taxable Fixed Income
As of December 31, 2004, Federated managed 31 taxable bond funds including: high-yield, multi-sector, mortgage-backed, U.S. government,
U.S. corporate and international, with assets approximating $17.7 billion.

Tax Free Fixed Income
As of December 31, 2004, Federated managed 15 municipal bond funds with approximately $3.4 billion in assets and 22 municipal money market funds with approximately $24.4 billion in total assets.

Money Market Funds
As of December 31, 2004, Federated managed $110.6 billion in assets across 53 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $43.9 billion, $42.1 billion, $24.4 billion and $58.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA for
Global Equity; Robert J. Ostrowski, CFA for Taxable Fixed Income; Mary
Jo Ochson, CFA for Tax Free Fixed Income; and Deborah A. Cunningham,
CFA for Money Market Funds.


FINANCIAL INFORMATION


The Financial Statements for the Fund for the fiscal year ended March
31, 2005 are incorporated herein by reference to the Annual Report to
Shareholders of Federated American Leaders Fund, Inc. dated March 31,
2005.


INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued
payment is contingent upon a sustained, favourable business and economic environment.

CCC, CC, C--High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favourable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.


MOODY'S INVESTORS SERVICE LONG-TERM DEBT RATINGS
Aaa-- Bonds and preferred stock which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds and preferred stock which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A-- Bonds and preferred stock which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to
short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

FITCH RATINGS LONG-TERM DEBT RATING DEFINITIONS
AAA--Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA--Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A--High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB--Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB--Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B--Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued
payment is contingent upon a sustained, favourable business and economic environment.


MOODY'S INVESTORS SERVICE COMMERCIAL PAPER RATINGS
Prime-1--Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.
Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations.
This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS
A-1-- A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2-- A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

FITCH RATINGS COMMERCIAL PAPER RATING DEFINITIONS
F-1--Indicates the strongest capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
Under their national rating scale, this rating is assigned to the
"best" credit risk relative to all others in the same country and is normally assigned to all financial commitments issued or guaranteed by the sovereign state. Where the credit risk is particularly strong, a
"+" is added to the assigned rating.

F-2-- Indicates a satisfactory capacity for timely payment of financial commitments relative to other issuers or issues in the same country.
However, the margin of safety is not as great as in the case of the higher ratings.


A.M. BEST LONG-TERM DEBT RATINGS
An A.M. Best Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.  These ratings are assigned to debt and preferred stock issues.

aaa--Exceptional.  Assigned to issues where the issuer has, in A.M.
Best's opinion, an exceptional ability to meet the terms of the obligation.

aa--Very Strong.  Assigned to issues where the issuer has, in A.M.
Best's opinion, a very strong ability to meet the terms of the obligation.

a--Strong.  Assigned to issues where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb--Adequate.  Assigned to issues where the issuer has, in A.M. Best's opinion, an adequate ability to meet the terms of the obligation;
however, is more susceptible to changes in economic or other conditions.

bb--Speculative.  Assigned to issues where the issuer has, in A.M.
Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes.  .

b--Very Speculative.  Assigned to issues where the issuer has, in A.M.
Best's opinion, very speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.  .

ccc, cc, c--Extremely Speculative.  Assigned to issues where the issuer has, in A.M. Best's opinion, extremely speculative credit
characteristics, generally due to a minimal margin of principal and interest payment protection and/or limited ability to withstand adverse changes in economic or other conditions.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

Ratings from "aa" to "ccc" may be enhanced with a "+" (plus) or "-"
(minus) to indicate whether credit quality is near the top or bottom of a category.  A company's Long-Term Credit Rating also may be assigned an Under Review modifier ("u") that generally is event-driven
(positive, negative or developing) and indicates that the company's
A.M. Best Rating opinion is under review and may be subject to near-term change.  Ratings prefixed with an ("i") denote indicative ratings.  Ratings may also be assigned a Public Data modifier ("pd")
which indicates that a company does not subscribe to A.M. Best's interactive rating process.

A.M. BEST SHORT-TERM DEBT RATINGS
An A.M. Best Short-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its obligations having maturities generally less than one year, such as commercial paper.

AMB-1+ --Strongest.  Assigned to issues where the issuer has, in A.M.
Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1 --Outstanding.  Assigned to issues where the issuer has, in A.M.
Best's opinion, an outstanding ability to repay short-term debt obligations.

AMB-2 --Satisfactory.  Assigned to issues where the issuer has, in A.M.
Best's opinion, a satisfactory ability to repay short-term debt obligations.

AMB-3 --Adequate.  Assigned to issues where the issuer has, in A.M.
Best's opinion, an adequate ability to repay short-term debt obligations; however, adverse economic conditions will likely lead to a reduced capacity to meet its financial commitments on short-term debt obligations.

AMB-4 --Speculative.  Assigned to issues where the issuer has, in A.M.
Best's opinion, speculative credit characteristics and is vulnerable to economic or other external changes, which could have a marked impact on the company's ability to meet its commitments on short-term debt obligations.

d--In Default.  In default on payment of principal, interest or other terms and conditions.  The rating also is utilized when a bankruptcy petition, or similar action, has been filed.

A company's Short-Term Credit Rating also may be assigned an Under
Review modifier ("u") that generally is event-driven (positive, negative or developing) and indicates that the company's A.M. Best
Rating opinion is under review and may be subject to near-term change.
Ratings prefixed with an ("i") denote indicative ratings.

A.M. BEST RATING OUTLOOK
A.M. Best Credit Ratings (aaa to c) are assigned a Rating Outlook that indicates the potential direction of a company's rating for an intermediate period, generally defined as the next 12 to 36 months.
Public Data Ratings are not assigned an Outlook.  Ratings Outlooks are as follows:

Positive--Indicates a company's financial/market trends are favorable, relative to its current rating level, and if continued, the company has a good possibility of having its rating upgraded.

Negative--Indicates a company is experiencing unfavorable
financial/market trends, relative to its current rating level, and if continued, the company has a good possibility of having its rating downgraded.

Stable--Indicates a company is experiencing stable financial/market trends and that there is a low likelihood that its rating will change in the near term.

ADDRESSES

FEDERATED AMERICAN LEADERS FUND, INC.

Class A Shares
Class B Shares
Class C Shares
Class F Shares
Class K Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
Federated Equity Management Company of Pennsylvania
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Registered Public Accounting Firm


Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116


APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
State Street Bank and Trust Company

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deliotte & Touche LLP

LEGAL COUNSEL
Dickstein Shapiro Morin & Oshinsky LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset
Investor Responsibility Research Center
Wilshire Associates, Inc.

SECURITY PRICING SERVICES
FT Interactive Data
Reuters

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
Fidelity-Strategic Advisors
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute


PART C.     OTHER INFORMATION.

Item 23.    Exhibits:
            --------

            (a)   (i)         Conformed copy of Articles of Incorporation of
                              the Registrant as restated; (4)
                  (ii)        Conformed copy of Amendment 9 to the Articles of
                              Incorporation of the Registrant as restated; (4)
                  (iii)       Conformed copy of Amendment 10 to the Articles
                              of Incorporation of the Registrant as restated; (11)
                  (iv)        Conformed copy of Amendment 11 to the Articles
                              of Incorporation of the Registrant as restated; (11)
                  (v)         Conformed copy of Amendment 12 to the Articles of Incorporation of the
                              Registrant as restated; (11)
                  (vi)        Conformed copy of Amendment 13 to the Articles of Incorporation of the
                              Registrant as restated; +
            (b)   (i)         Copy of Amended and Restated By-Laws of the
                              Registrant; (4)
                  (ii)        Copy of Amendment No. 12 to the By-Laws of the
                              Registrant; (8)
                  (iii)       Copy of Amendment No. 13 to the By-Laws of the
                              Registrant; (8)
                  (iv)        Copy of Amendment No. 14 to the By-Laws of the
                              Registrant; (8)
                  (v)         Copy of Amendment No. 15 to the By-Laws of the Registrant; (12)
                  (vi)        Copy of Amendment No. 16 to the By-Laws of the Registrant; +
            (c)               Copy of Specimen Certificate for Shares of
                              Capital Stock of the Registrant; (1)
            (d)   (i)         Conformed copy of Investment Advisory Contract
                              of the Registrant; (4)
                  (ii)        Conformed copy of Amendment to the Investment Advisory Contract of the
                              Registrant; (11)
                  (iii)       Conformed copy of Assignment to the Investment Advisory Contract; (14)
            (e)   (i)         Conformed copy of Distributor's Contract of the
                              Registrant including Exhibits A, B and C; (3)
                  (ii)        Conformed copy of Exhibit D to the Distributor's
                              Contract of the Registrant; (4)
                  (iii)       Conformed copy of Exhibit E to the Distributor's
                              Contract of the Registrant; (13)
                  (iv)        Conformed copy of Amendment to the Distributor's
                              Contract of the Registrant; (11)
                  (v)         Conformed copy of Distributor's Contract (Class
                              B Shares); (7)
                  (vi)        Conformed copy of Amendment to Distributor's
                              Contract (Class B Shares); (11)
                  (vii)       The Registrant hereby incorporates the conformed
                              copy of the specimen Mutual Funds Sales and
                              Service Agreement; Mutual Funds Service
                              Agreement; and Plan Trustee/Mutual Funds Service
                              Agreement from Item 24(b)(6) of the Cash Trust
                              Series II Registration Statement on Form N-1A,
                              filed with the Commission on July 24, 1995.
                              (File Nos. 33-38550 and 811-6269);
            (f)               Not applicable;
            (g)   (i)         Conformed copy of Custodian Agreement of the
                              Registrant; (4)
                  (ii)        Conformed copy of Custodian Fee Schedule; (7)
                  (iii)       Conformed copy of Amendment to the Custodian
                              Agreement of the Registrant; (12)
            (h)   (i)         Conformed copy of Amended and Restated Agreement
                              for Fund Accounting Services, Administrative
                              Services, Transfer Agency Services, and Custody
                              Services Procurement; (8)
                  (ii)        Conformed copy of Amendment to Agreement for
                              Fund Accounting Services, Administrative
                              Services, Transfer Agency Services, and Custody
                              Services Procurement; (12)
                  (iii)       Conformed copy of Principal Shareholder Services
                              Agreement (Class B Shares); (7)
                  (iv)        Conformed copy of Shareholder Services Agreement
                              (Class B Shares); (7)
                  (v)         The responses described in Item 23(e)(vi) are
                              hereby incorporated by reference;
                  (vi)        The Registrant hereby incorporates the conformed
                              copy Amendment No. 2 to the Amended and Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency
                              Services and Custody Services Procurement from
                              Item 23 (h)(v) of the Federated U.S. Government
                              Securities: 2-5 Years Registration Statement on
                              Form N-1A, filed with the Commission on March
                              30, 2004. (File Nos. 2-75769 and 811-3387);
                  (vii)       The Registrant hereby incorporates the conformed
                              copy Amendment No. 3 to the Amended and Restated
                              Agreement for Fund Accounting Services,
                              Administrative Services, Transfer Agency
                              Services and Custody Services Procurement from
                              Item 23 (h)(v) of the Federated U.S. Government
                              Securities: 2-5 Years Registration Statement on
                              Form N-1A, filed with the Commission on March
                              30, 2004. (File Nos. 2-75769 and 811-3387);
                  (viii)      The Registrant hereby incorporates by reference
                              the conformed copy of the Agreement for
                              Administrative Services from Item 23 (h) (vix)
                              of the Federated Index Trust Registration
                              Statement on Form N-1A, filed with the
                              Commission on December 30, 2003. (File Nos.
                              33-33852 and 811-8161).
                  (ix)        The Registrant hereby incorporates by
                              reference the conformed copy of the Financial
                              Administration and Accounting Services Agreement
                              from Item 23 (h) (v) of the Federated
                              Limited Duration Government Fund,   Inc. Registration
                              Statement on Form N-1A, filed with the Commission on
                              April 26, 2004. (File Nos. 33-41004 and 811-6307).
                  (x)         The Registrant hereby incorporates  by reference
                              the conformed copy of   the Second Amended and Restated
                              Services Agreement, with attached   Schedule 1 revised
                              6/30/04, from     Item (h) (vii) of Cash Trust  Series, Inc.
                              Registration Statement  on Form N-1A, filed with the
                              Commission on July 29, 2004. (File  Nos. 33-29838 and
                              811-5843)
                  (xi)        The Registrant hereby incorporates  by reference
                              the conformed copy of   the Financial Administration and
                              Accounting Services Agreement, with       attached Exhibit A
                              revised 6/30/04,  from Item (h) (vii) of Cash Trust
                              Series, Inc. Registration Statement       on Form N-1A,
                              filed with the    Commission on July 29, 2004. (File  Nos.
                              33-29838 and 811-5843);
                  (xii)       The Registrant hereby incorporates  the
                              conformed copy of Transfer    Agency and Service Agreement
                              between the Federated Funds and     State Street Bank and
                              Trust Company     from Item (h)(ix)of the Federated   Total
                              Return Government Bond Fund   Registration Statement on Form
                              N-1A, filed with the Commission on    April 28,
                              2005. (File Nos. 33-60411     and 811-07309);
            (i)               Conformed copy of Opinion of Consent of Counsel
                              as to legality of shares being registered; (1)
            (j)               Conformed Copy of Consent of Independent Public
                              Accountants; +
            (k)               Not applicable;
            (l)               Conformed copy of Initial Capital Understanding; (1)
            (m)   (i)         Conformed copy of Rule 12b-1 Plan of the
                              Registrant; (3)
                  (ii)        Conformed copy of Exhibit A to the Rule 12b-1
                              Plan of the Registrant; (4)
                  (iii)       Conformed copy of Exhibit C to the Rule 12b-1
                              Plan of the Registrant; (13)
                  (iv)        Conformed Copy of Exhibit 1 and Schedule A to the 12b-1 Distribution Plan
                              (Class B Shares) of the Registrant; (7)
                  (v)         Conformed copy of Distribution Plan of the Registrant; (14)
                  (vi)        The responses described in Item 23(e)(vi) are
                              hereby incorporated by reference;
            (n)               The Registrant hereby incorporates the conformed
                              copy of the Multiple Class Plan from Item (n) of
                              the Federated Income Trust Registration
                              Statement on Form N-1A, filed with the
                              Commission on March 31, 2005. (File Nos. 2-75366
                              and 811-3352).
            (o)   (i)         Conformed copy of Power of Attorney of the
                              Registrant; (10)
                  (ii)        Conformed copy of Power of Attorney of Director
                              of the Registrant; (9)
                  (iii)       Conformed copy of Power of Attorney of Chairman
                              and President of the Registrant; (12)
                  (iv)        Conformed copy of Power of Attorney of Chief
                              Investment Officer of the Registrant; (12)
            (p)               The Registrant hereby incorporates the conformed
                              copy of the Federated Investors, Inc. Code of
                              Ethics for Access Persons, effective 1/1/2005,
                              from Item 23(p) of the Money Market Obligations
                              Trust Registration Statement on Form N-1A filed
                              with the Commission on February 25, 2005. (File
                              Nos. 33-31602 and 811-5950).

--------------------------------------------------------------------------------
+     All exhibits have been filed electronically.
1.    Response  is   incorporated   by   reference   to   Registrant's   Initial
      Registration  Statement  on Form S-5 filed  August  5,  1968.  (File  Nos.
      2-29786 and 811-1704.)
2.    Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment No. 47  on  Form N-1A  filed July 26,  1989.  (File Nos. 2-29786 and 811-1704)
3.    Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment No. 59 on Form N-1A filed May 26, 1994.  (File Nos.  2-29786 and
      811-1704)
4.    Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment No. 60 on Form N-1A filed May 25, 1995.  (File Nos.  2-29786 and
      811-1704)
7.    Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment No. 64 on Form N-1A filed May 28, 1998.  (File Nos.  2-29786 and
      811-1704)
8.    Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment  No. 65 on Form N-1A filed March 30,  1999.  (File Nos.  2-29786 and 811-1704)
9.    Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment No. 66 on Form N-1A filed May 27, 1999.  (File Nos. 2-29786  and
      811-1704)
10.   Response is  incorporated  by reference  to  Registrant's  Post  Effective
      Amendment No. 67 on Form N-1A filed May 25, 2000.  (File Nos.  2-29786 and
      811-1704)
11.   Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment No. 69 on Form N-1A filed May 29, 2002.  (File Nos.  2-29786 and
      811-1704)
12.   Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment 70 on form N-1A filed February 7, 2003.  (File Nos.  2-29786 and
      811-1704)
13.   Response is  incorporated  by  reference  to  Registrant's  Post-Effective
      Amendment  71 on form N-1A filed March 31,  2003.  (File Nos.  2-29786 and
      811-1704)
14.   Response is incorporated by reference to Registrant's Post-Effective
      Amendment 73 on form N-1A filed June 1, 2004. (File Nos. 2-29786 and
      811-1704)

Item 24.    Persons Controlled by or Under Common Control with    the Fund:
            None.

Item 25.    Indemnification:  (2)

Item 26.    Business and Other Connections of Investment Adviser:
            ----------------------------------------------------

            For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the
            investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining
            Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated
            Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and
            Mark D. Olson (a principal of the firm, Mark D. Olson & Company,
            L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware
            Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                    Keith M. Schappert

Vice Chairman:                                  William D. Dawson, III

Senior Vice Presidents:                         J. Scott Albrecht
                                                Joseph M. Balestrino
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Mark E. Durbiano
                                                Donald T. Ellenberger
                                                Susan R. Hill
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Richard Tito

Vice Presidents:                                Todd A. Abraham
                                                Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                Lee R. Cunningham, II
                                                B. Anthony Delserone, Jr.
                                                Eamonn G. Folan
                                                Richard J. Gallo
                                                John T. Gentry
                                                Patricia L. Heagy
                                                William R. Jamison
                                                Nathan H. Kehm
                                                John C. Kerber
                                                J. Andrew Kirschler
                                                Marian R. Marinack
                                                Kevin McCloskey
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Paolo H. Valle
                                                Stephen J. Wagner
                                                Paige M. Wilhelm
                                                George B. Wright

Assistant Vice Presidents:                      Lori Andrews
                                                Hanan Callas
                                                Jerome Conner
                                                James R. Crea, Jr.
                                                Karol M. Crummie
                                                Richard Cumberledge
                                                Kathyrn P. Glass
                                                James Grant
                                                Chungwai Hsia
                                                Tracey L. Lusk
                                                Ann Manley
                                                Karl Mocharko
                                                Gene Neavin
                                                Bob Nolte
                                                Liam O'Connell
                                                Rae Ann Rice
                                                Brian Ruffner
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Nichlas S. Tripodes
                                                Mark Weiss

Secretary:                                      G. Andrew Bonnewell

Treasurer:                                      Thomas R. Donahue

Assistant Treasurer:                            Denis McAuley, III

     The business  address of each of the Officers of the investment  adviser is
     Federated  Investors Tower, 1001 Liberty Avenue,  Pittsburgh,  Pennsylvania
     15222-3779.  These  individuals  are also  officers  of a  majority  of the investment  advisers to the  investment  companies  in the  Federated  Fund
     Complex described in Part B of this Registration Statement.

Item 27.    Principal Underwriters:

(a)  Federated  Securities  Corp. the  Distributor for shares of the Registrant, acts  as  principal  underwriter  for  the  following  open-end  investment companies, including the Registrant:

     Cash Trust Series,  Inc.; Cash Trust Series II;  Federated  Adjustable Rate
     Securities Fund;  Federated  American  Leaders Fund,  Inc.;  Federated Core
     Trust;  Federated Core Trust II, L.P.;  Federated  Equity Funds;  Federated
     Equity  Income  Fund,  Inc.;  Federated  Fixed  Income  Securities,   Inc.;
     Federated  GNMA  Trust;  Federated  Government  Income  Securities,   Inc.;
     Federated  High  Income Bond Fund,  Inc.;  Federated  High Yield  Municipal
     Income Fund; Federated High Yield Trust; Federated Income Securities Trust;
     Federated  Income Trust;  Federated  Index Trust;  Federated  Institutional
     Trust;  Federated Insurance Series;  Federated  International Series, Inc.;
     Federated   Investment  Series  Funds,  Inc.;  Federated  Limited  Duration
     Government Fund, Inc.; Federated Managed Allocation  Portfolios;  Federated
     Municipal High Yield Advantage Fund, Inc.;  Federated Municipal  Securities
     Fund, Inc.; Federated Municipal Securities Income Trust;  Federated Premier
     Intermediate  Municipal  Income Fund;  Federated  Premier  Municipal Income
     Fund; Federated Short-Term Municipal Trust;  Federated Stock and Bond Fund,
     Inc.;  Federated Stock Trust;  Federated Total Return Government Bond Fund;
     Federated Total Return Series,  Inc.;  Federated U.S. Government Bond Fund;
     Federated  U.S.  Government  Securities  Fund:  1-3 Years;  Federated  U.S.
     Government  Securities Fund: 2-5 Years;  Federated World Investment Series,
     Inc.;  Intermediate  Municipal Trust; Edward Jones Money Market Fund; Money
     Market Obligations Trust; Regions Morgan Keegan Select Funds and SouthTrust
     Funds.

         (b)

         (1)                        (2)                        (3)
Positions and Offices                                 Positions and Offices
  With Distributor                  Name                 With Registrant
---------------------         -----------------       ----------------------

Chairman:                     Richard B. Fisher       Vice President

President-Institutional
Sales and Director:           John B. Fisher

Executive Vice
Vice President, Assistant
Secretary and Director:       Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Vice President, Assistant
Secretary and Director:       Peter J. Germain

Treasurer and Director:       Denis McAuley III

Senior Vice Presidents:       Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Christopher Fives
                              James S. Hamilton
                              James M. Heaton
                              Anne H. Kruczek
                              Amy Michaliszyn
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Colin B. Starks
                              Thomas E. Territ
                              Robert F. Tousignant
                              Paul Uhlman

Vice Presidents:              Irving Anderson
                              Dan Berry
                              John B. Bohnet
                              Edward R. Bozek
                              Jane E. Broeren-Lambesis
                              Bryan Burke
                              Craig Burness
                              David J. Callahan
                              Mark Carroll
                              Dan Casey
                              Scott Charlton
                              Steven R. Cohen
                              Mary J. Combs
                              James Conely
                              Kevin J. Crenny
                              G. Michael Cullen
                              Beth C. Dell
                              Robert J. Deuberry
                              Ron Dorman
                              William C. Doyle
                              Donald C. Edwards
                              Lee England
                              Timothy Franklin
                              Joseph D. Gibbons
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Vincent L. Harper, Jr.
                              Bruce E. Hastings
                              Teresa M. Johnson
                              Christopher L. Johnston
                              Stephen Kittel
                              Michael W. Koenig
                              Ed Koontz
                              Theodore J. Kravits, Jr.
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Mary A. McCaffrey
                              Richard C. Mihm
                              Chris Milliken
                              Vincent T. Morrow
                              Doris T. Muller
                              Alec H. Neilly
                              Rebecca Nelson
                              James E. Ostrowski
                              Mark Patsy
                              Thomas A. Peter III
                              Robert F. Phillips
                              Chris Randal
                              Josh Rasmussen
                              Richard A. Recker
                              Christopher Renwick
                              Diane M. Robinson
                              Brian S. Ronayne
                              Timothy A. Rosewicz
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Peter Siconolfi
                              Edward L. Smith
                              John A. Staley
                              Jeffrey A. Stewart
                              Mark Strubel
                              Kevin Stutz
                              William C. Tustin
                              Michael Vahl
                              G. Walter Whalen
                              Stephen White
                              Jeff Wick
                              Patrick M. Wiethorn
                              Lewis Williams
                              Edward J. Wojnarowski
                              Michael P. Wolff

Assistant Vice Presidents:    Lisa A. Toma
                              Robert W. Bauman
                              Charles L. Davis, Jr.
                              Brian F. Palusa
                              William Rose

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania
15222-3779.

         (c)     Not applicable

Item 28.    Location of Accounts and Records:
            --------------------------------

            All  accounts  and  records  required  to be  maintained  by Section
            31(a)  of  the  Investment  Company  Act of  1940  and  Rules  31a-1
            through 31a-3  promulgated  thereunder  are maintained at one of the following locations:

Registrant                    Reed Smith LLP
----------
                              Investment Management Group (IMG)
                              Federated Investors Tower
                              12th Floor
                              1001 Liberty Avenue
                              Pittsburgh, PA  15222-3779
                              (Notices should be sent to the Agent for Service
                              at the above address)

                              Federated Investors Funds
                              5800 Corporate Drive
                              Pittsburgh, PA  15237-7000

Federated Shareholder         P.O. Box 8600
Services Company              Boston, MA  02266-8600
("Custodian, Transfer Agent
and Dividend
Disbursing Agent")

Federated Services Company    Federated Investors Tower
("Administrator")             1001 Liberty Avenue
                              Pittsburgh, PA  15222-3779

Federated Investment          Federated Investors Tower
Management Company            1001 Liberty Avenue
("Adviser")                   Pittsburgh, PA  15222-3779

Item 29.    Management Services:  Not applicable.
            -------------------

Item 30.    Undertakings:
            ------------

Registrant  hereby  undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant, FEDERATED AMERICAN LEADERS FUND,
INC.,  certifies that it meets all of the requirements for effectiveness of this
Amendment  to its  Registration  Statement  pursuant  to Rule  485(b)  under the
Securities  Act of 1933 and has duly caused this  Amendment to its  Registration
Statement to be signed on its behalf by the undersigned, duly authorized, in the
City of Pittsburgh and  Commonwealth  of  Pennsylvania,  on the 27th day of May,
2005.

                     FEDERATED AMERICAN LEADERS FUND, INC.

                        BY: /s/ Nelson W. Winter
                        Nelson W. Winter Assistant Secretary

     Pursuant to the  requirements of the Securities Act of 1933, this Amendment to its  Registration  Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                DATE
      ----                          -----                ----

By:  /s/ Nelson W. Winter       Attorney In Fact       May 27, 2005
Nelson W. Winter                For the Persons
ASSISTANT SECRETARY             Listed Below

      NAME                          TITLE

John F. Donahue*                Chairman and Director

J. Christopher Donahue*         President and Director
                                (Principal Executive Officer)

Richard J. Thomas*              Treasurer
                                (Principal Financial Officer)

Thomas G. Bigley*               Director

John T. Conroy, Jr.*            Director

Nicholas P. Constantakis*       Director

John F. Cunningham*             Director

Lawrence D. Ellis, M.D.*        Director

Peter E. Madden*                Director

Charles F. Mansfield, Jr.*      Director

John E. Murray, Jr.*            Director

Marjorie P. Smuts*              Director

John S. Walsh*                  Director

*By Power of Attorney